TABLE OF CONTENTS

President's Letter                       1

Portfolio Manager Remarks                2

Report of Independent Accountants        8

Portfolio of Investments                 9

Statements of Assets and Liabilities    28

Statements of Operations                29

Statements of Changes in Net Assets     30

Notes to Financial Statements           33

Financial Highlights                    37


[PHOTO]

Dear Investor:

Financial professionals continue to be amazed by the almost paradoxical US economy. We've enjoyed years of consistent expansion and a declining level of unemployment without definitive signs of higher inflation. In fact, by most measures, price inflation has been steadily declining. Business productivity has been increasing, boosting profit margins and earnings. These remarkable conditions have helped fuel another leg in the long bull market. Stock price gains have been supported all along by a long-term rally in the bond market.

It's easy to drift away from your long-term investment goals during roaring markets. For that reason, we've been encouraging investors thrilled with the market's recent returns to submit to an occasional reality check and make sure their performance expectations are inline with historical norms. While that's always sound advice, it should not cause you to believe that our long-term forecast is anything less than optimistic.

Our positive outlook is based on two fundamental waves of change that will continue to reshape the investment landscape. First, we believe the 20th century inflation wave has crested and is now receding, a development that is leading to greater price equilibrium on a global scale. This allows investors, businesses and consumers to make more certain plans for the future, reducing uncertainty and boosting confidence. Second, baby boomers' demand for investment products will continue to grow as this generation approaches retirement, leading to continued strong flows of money into the stock market and increased investment in our bond markets. Strong demand from investors during this time of shrinking supply of available stocks and bonds fundamentally supports securities prices and helps cushion downturns when they occur.

Looking to the shorter-term outlook, it is likely that we will continue to experience a high degree of volatility in the US and global stock and bond markets. Continued uncertainty over the impact of the Asian economic crisis means that investors may tend to be more skittish than usual. But, for informed and patient investors, today's stock and bond markets still offer tremendous long term potential. We appreciate your investment in Calvert Group.

Sincerely,

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President and CEO
February 5, 1998


ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 1

                                    MONEY MARKET
                                PORTFOLIO STATISTICS
                                 DECEMBER 31, 1997

ANNUALIZED TOTAL RETURNS


                                                 6 MONTHS ENDED
                                               6/30/97   12/31/97
-----------------------------------------------------------------
Class O                                         3.32%     3.42%
Lipper Tax-Exempt Money Market
Funds Average                                   2.79%     3.08%

WEIGHTED AVERAGE MATURITY


                                               6/30/97   12/31/97
-----------------------------------------------------------------
                                               54 days   50 days

CREDIT QUALITY DISTRIBUTION

[CHART]

First Tier          93%
Second Tier          7%




ALL SECURITIES IN CALVERT GROUP MONEY MARKET FUNDS ARE ELIGIBLE SECURITIES UNDER RULE 2a-7 OF THE INVESTMENT COMPANY ACT OF 1940. FIRST TIER SECURITIES ARE ELIGIBLE SECURITIES RATED IN THE HIGHEST RATING CATEGORY FOR SHORT-TERM DEBT OBLIGATIONS BY AT LEAST TWO OF THE NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS. SECOND TIER SECURITIES ARE ELIGIBLE SECURITIES NOT IN THE FIRST TIER.

*CLASS O RANKED 10 OUT OF 136 FUNDS.

SOURCE: LIPPER ANALYTICAL SERVICES, INC.

[PHOTO]

A DISCUSSION WITH PORTFOLIO MANAGER, TOM DAILEY

HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE OVER THE PAST 12 MONTHS?

Short-term rates trended higher early in the year on expectations that the Federal Reserve would take steps to tighten monetary policy and slow the pace of economic growth. In March, the Fed raised its target rate for the federal funds rate, the rate banks charge each other for overnight loans to meet reserve requirements, by 25 basis points, but then took no further action. Short-term securities reversed course and yields trended downward for the remainder of the year.

WHAT WAS YOUR STRATEGY FOR MANAGING THE MONEY MARKET PORTFOLIO, AND HOW DID THE PORTFOLIO COMPARE TO THE LIPPER AVERAGE?

The Money Market Portfolio's 12-month total return was 30 basis points above the return for the Lipper Tax-Exempt Money Market Funds Average, placing it in the top ten percent of the category.*

At the end of the first quarter, we took steps to shorten the Portfolio's average maturity to approximately 30 days to be better positioned to take advantage of the large issuance of notes occurring over the summer months. This increase in supply generally means higher yields for investors. During the third quarter, we lengthened average maturity to approximately 60 days as it appeared that the Fed would not move rates. We were pleased to have locked in the higher rates for a longer period of time, as the Asian currency crisis created increased demand for money market securities and caused yields to trend lower.

2 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                                    MONEY MARKET
                                PORTFOLIO STATISTICS
                                 DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS


                                             AS OF 12/31/97
-----------------------------------------------------------
One year                                         3.38%
Five year                                        3.19%
Ten year                                         4.18%
Since inception                                  4.86%
(3/4/81)


LONG-TERM PERFORMANCE
CHANGE IN VALUE OF $10,000 INVESTMENT.

Line graph here showing comparison from 1/1/88 to 12/31/97.
CTFR Money Market Portfolio $15,061

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

AVERAGE ANNUAL TOTAL RETURNS AND LONG-TERM PERFORMANCE ARE SHOWN FOR CLASS O. CLASS I SHARES WOULD BE DIFFERENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.




WHAT DEVELOPMENTS DO YOU SEE AHEAD FOR THE CASH MARKETS?

Continued low inflation despite strong economic growth and real wage gains kept the Fed on hold for the balance of 1997. Looking forward, the Asian financial crisis may influence US monetary policy, as the Fed considers how a rate change will impact jittery global economies.

The Fed continues to weigh its concerns for tight labor markets and the impact rising wages could have on the economy against reports indicating that inflation does not look to be much of a threat. Thus, money market rates should remain relatively stable.

                                                               January 22, 1998

ANNUAL REPORT                                      CALVERT TAX-FREE RESERVES - 3

                                    LIMITED-TERM
                                 PORTFOLIO STATISTICS
                                  DECEMBER 31, 1997

INVESTMENT PERFORMANCE


                                                     6 MONTHS  12 MONTHS
------------------------------------------------------------------------
Limited-Term                                         2.04%     4.07%
Lehman Municipal Bond Index TR                       5.81%     9.19%
Lipper Short Municipal Debt
Funds Average                                        2.59%     4.63%

WEIGHTED AVERAGE MATURITY

                                                     6/30/97   12/31/97
------------------------------------------------------------------------
                                                     352 days  327 days

SEC YIELDS

                                                      30 DAYS ENDED
                                                     6/30/97   12/31/97
------------------------------------------------------------------------
                                                      3.90%     3.54%


CREDIT QUALITY DISTRIBUTION

[CHART]

A                    16%
AA                   14%
AAA                  19%
BBB                  23%
CASH EQUIVALENTS     28%




INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.

TR REPRESENTS TOTAL RETURN.

YIELDS ASSUME REINVESTMENT OF DIVIDENDS.

SOURCE: LIPPER ANALYTICAL SERVICES, INC.

[PHOTO]

A DISCUSSION WITH CHIEF INVESTMENT OFFICER, RENO MARTINI

DESCRIBE MARKET CONDITIONS DURING THIS PAST YEAR.

Rising wages and low unemployment put the Fed on guard against inflation, but pricing pressures did not appear to be building. As a pre-emptive move, the Fed nudged its target rate for the federal funds rate, the rate banks charge each other for overnight loans to meet reserve requirements, one quarter of a percentage point higher in March.

In general, short- and long-term interest rates rose during the first quarter, then trended lower for the remainder of the year.

WHAT WAS YOUR STRATEGY FOR THE LIMITED-TERM PORTFOLIO AND HOW DID IT AFFECT PERFORMANCE?

During this period, we kept the average maturity near the one year level, compared to the other funds in our Lipper category whose average maturities tend to be closer to three years and the Lehman Municipal Bond Index whose maturity averages 20 years. The Portfolio's short maturity provides a risk adverse investor minimal volatility, extremely efficient tax management and competitive total return.

The net asset value remained steady over the 12-month period fluctuating only
 .7%, between $10.65 and $10.73.

In order to boost return, we invested about 10% of Portfolio's assets in short-term securities with very high credit qualities, then took advantage of opportunities to sell those at a profit once they became eligible for inclusion in money market portfolios.

4 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                                  LIMITED-TERM
                              PORTFOLIO STATISTICS
                               DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS


                                                      AS OF 12/31/97
------------------------------------------------------------------------
One year                                                  3.01%
Five year                                                 3.73%
Ten year                                                  5.04%
Since inception                                           6.14%
(3/4/81)


PERFORMANCE COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT.

Line graph here showing comparison from 1/1/88 to 12/31/97.
CTFR Limited-Term Portfolio     $16,354
Lehman Municipal Bond Index TR  $22,788

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 1.00%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON.

THE LEHMAN MUNICIPAL BOND INDEX HAS A MATURITY OF APPROXIMATELY 20 YEARS, WHICH IS MUCH LONGER THAN THAT OF THE LIMITED-TERM PORTFOLIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.


WHAT DEVELOPMENTS DO YOU SEE AHEAD FOR THE FIXED-INCOME MARKETS?

Investors and the Fed will continue to weigh concerns for tight labor markets and the impact rising wages could have on the economy against reports indicating that inflation does not look to be much of a threat.

We don't expect the Fed will take steps to tighten monetary policy during this "wait-and-see" stage. Thus, our near-term outlook is for relatively stable short-term rates and our long-term outlook is slightly bullish.

                                                              January 22, 1998

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 5

                                 LONG-TERM
                           PORTFOLIO STATISTICS
                            DECEMBER 31, 1997

INVESTMENT PERFORMANCE


                                          6 Months  12 Months
                                          --------  ---------
Long-Term                                  5.85%     8.41%

Lehman Municipal
Bond Index TR                              5.81%     9.19%

Lipper General Municipal Debt
Funds Average                              5.95%     9.11%

WEIGHTED AVERAGE MATURITY

                                         6/30/97   12/31/97
                                         -------   --------
                                         16 years  16 years

SEC YIELDS


                                            30 Days Ended
                                         6/30/97   12/31/97
                                         -------   --------
                                           4.56%     4.17%


CREDIT QUALITY DISTRIBUTION

[CHART]

A                  14%
CASH EQUIVALENTS    6%
AAA                52%
BBB                11%
AA                 17%


INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.

TR REPRESENTS TOTAL RETURN.

YIELDS ASSUME REINVESTMENT OF DIVIDENDS.

SOURCE: LIPPER ANALYTICAL SERVICES, INC.


A DISCUSSION WITH CHIEF INVESTMENT OFFICER, RENO MARTINI

[PHOTO]

DESCRIBE THE INVESTMENT CLIMATE DURING THE PAST YEAR.

The economy continued to expand and inflation remained tame, despite rising wages and low unemployment. While this can be favorable, it caused confusion because historically inflation accompanies a rapidly expanding economy and/or rising wages. In general, both short- and long-term interest rates rose until March when the Federal Reserve raised the fed funds rate. This is the rate banks charge each other for overnight loans to meet reserve requirements. Mixed economic indicators combined with the market's slow acceptance of no visible inflationary pressures caused rate volatility until mid-year. Rates trended lower throughout the rest of the year, especially long-term rates which closed near the lows of November of 1993. By year-end the yield curve was relatively flat.

The yield curve is a graph showing the relationship between bond yields and maturities. It's usually positively sloped, indicating that higher yields are paid on longer-term securities. A flat yield curve can suggest that investors are not overly concerned about rising inflation.

COMMENT ON PERFORMANCE AND DESCRIBE YOUR MANAGEMENT APPROACH FOR THE LONG-TERM PORTFOLIO.

Going into 1997, our forecast called for additional Fed tightening and a corresponding rise in interest rates. Accordingly, we took steps to keep the Fund's duration which, like maturity, is a measure of the portfolio's interest rate sensitivity, near the short end of our target range. The Fed did tighten monetary policy in March, but then took no further action.

6 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                                 LONG-TERM
                           PORTFOLIO STATISTICS
                            DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS


                                          AS OF 12/31/97
                                          --------------
One year                                    4.38%
Five year                                   6.11%
Ten year                                    7.46%
Since inception                             8.17%
(8/23/83)


PERFORMANCE COMPARISON

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Line graph here showing comparison from 1/1/88 to 12/31/97.
-- CTFR LONG-TERM PORTFOLIO - $20,535
-- LEHMAN MUNICIPAL BOND INDEX TR - $22,788




TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 3.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.

For the year, the Portfolio lagged its Lipper average by 78 basis points. This was due to our more conservative strategy, which was in place much of the first two quarters when we believed rates would go higher.

We had reason to adopt a more bullish outlook and a less cautious stance in the second half of the year, as we saw no buildup in pricing pressures making it less likely the Fed would tighten monetary policy. Beginning around mid-year, we took steps to lengthen the Portfolio's duration from roughly seven years in January to about eight years in August. Our opinion was that the economy was slowing down and we expected lower interest rates.

WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?

We remain bullish on the bond market. We expect economic activity to be moderate and inflation to remain in check. Without the threat of inflation, interest rates should remain low. And, because most measures of inflation remain low, any action by the Fed is likely to be modest. However, we expect the Fed to delay any action until the consequences of the Asian financial crisis become clear.

Long duration bonds were one of the best performing sectors last year and we believe that 1998 should be similar.

                                                               January 22, 1998

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 7

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Calvert Tax-Free Reserves:

We have audited the accompanying statements of assets and liabilities of Calvert Tax-Free Reserves Money Market, Limited-Term, and Long-Term Portfolios (three portfolios comprising Calvert Tax-Free Reserves) including the portfolio of investments as of December 31, 1997, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1997 were audited by other auditors whose report dated January 31, 1993 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios noted in the first paragraph as of December 31, 1997, the results of their operations, the changes in their net assets and financial highlights for the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 6, 1998


8 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                                MONEY MARKET PORTFOLIO
                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997

                                                                            PRINCIPAL
MUNICIPAL OBLIGATIONS - 100.4%                                               AMOUNT           VALUE
------------------------------                                              ----------        -----
ALABAMA - 3.5%
Athens IDA Revenue VRDN, 4.50%, 6/1/05, LOC:
  Tokai Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $2,900,000     $2,900,000
Birmingham Airport Authority Revenue Municipal Trust Receipts,
  3.80%, 7/1/26, MBIA Insured. . . . . . . . . . . . . . . . . . . . . .    8,000,000      8,000,000
Haleyville IDA Revenue VRDN, 4.40%, 11/1/04,
  LOC: Columbus Bank & Trust . . . . . . . . . . . . . . . . . . . . . .    2,170,000      2,170,000
Mobile Spring Hill Medical Clinic Revenue VRDN, 4.25%,
  2/1/11, LOC: Amsouth Bank. . . . . . . . . . . . . . . . . . . . . . .    3,600,000      3,600,000
Northpoint MFH Revenue VRDN,
  4.35%, 9/3/15, LOC: Amsouth Bank . . . . . . . . . . . . . . . . . . .    2,170,000      2,170,000
  4.25%, 7/1/18, LOC: Amsouth Bank . . . . . . . . . . . . . . . . . . .    5,690,000      5,690,000
Pell City IDA Revenue VRDN, 4.45%, 11/1/05,
  LOC: Key Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,970,000      1,970,000
Prattville IDA Revenue VRDN, 4.35%, 3/1/26,
  LOC: Amsouth Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .    2,640,000      2,640,000
Selma IDA Revenue VRDN, 4.35%, 11/1/09,
  LOC: Wachovia Bank & Trust . . . . . . . . . . . . . . . . . . . . . .    4,000,000      4,000,000
State IDA Revenue VRDN, 4.45%, 11/1/14,
  LOC: Southtrust Bank, AL . . . . . . . . . . . . . . . . . . . . . . .    6,675,000      6,675,000
State MFH Revenue VRDN,
  4.30%, 9/1/20, LOC: Southtrust Bank, AL. . . . . . . . . . . . . . . .    3,090,000      3,090,000
  4.25%, 12/1/03, LOC: Amsouth Bank. . . . . . . . . . . . . . . . . . .    3,365,000      3,365,000
  Series A, 4.25%, 4/1/14, LOC: Southtrust Bank, AL. . . . . . . . . . .      805,000        805,000
Wynlakes Government Utility Authority Revenue VRDN,
  4.25%, 5/1/06, LOC: Amsouth Bank . . . . . . . . . . . . . . . . . . .    3,800,000      3,800,000

ARIZONA - 2.7%
Apache County IDA Revenue VRDN, 3.80%, 12/15/18,
  LOC: Bank of New York. . . . . . . . . . . . . . . . . . . . . . . . .    4,520,000      4,520,000
Apache County IDA Revenue VRDN, Series B, 4.05%, 10/1/21,
  LOC: Bank of Tokyo-Mitsubishi, Ltd.. . . . . . . . . . . . . . . . . .    5,000,000      5,000,000
Glendale IDA Revenue VRDN, 4.45%, 1/1/20, Confirming
  LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . . .    7,500,000      7,500,000
Maricopa County IDA Revenue VRDN, 4.10%, 10/1/08,
  C/LOC: Great American FSB. . . . . . . . . . . . . . . . . . . . . . .    5,415,000      5,415,000
Phoenix IDA Airport Revenue VRDN, 4.40%, 8/1/16,
  LOC: Industrial Bank of Japan. . . . . . . . . . . . . . . . . . . . .    5,300,000      5,300,000
Pinal County IDA Revenue VRDN, 4.95%, 12/1/05,
  LOC: Industrial Bank of Japan. . . . . . . . . . . . . . . . . . . . .    3,000,000      3,000,000
Prescott IDA Revenue VRDN, 4.05%, 12/1/14,
  GA: Household Finance Corp.. . . . . . . . . . . . . . . . . . . . . .    8,200,000      8,200,000

ARKANSAS - 0.6%
Arkadelphia IDA Revenue Bonds, 4.40%, 4/1/11,
  LOC: Den Danske Bank . . . . . . . . . . . . . . . . . . . . . . . . .    4,000,000      4,000,000
State Financial Authority Revenue Bonds, 3.85%, 2/2/98,
  FSA Insured. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,140,000      4,140,000

ANNUAL REPORT                                      CALVERT TAX-FREE RESERVES - 9

                                                                            PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                                AMOUNT           VALUE
------------------------------                                              ----------        -----
CALIFORNIA - 14.2%
California Valleys Housing Financial Authority Revenue VRDN,
  Series A, 4.90%, 7/1/25, LOC: Sumitomo Bank, Ltd.. . . . . . . . . . .   $8,085,000     $8,085,000
Fresno MFH Revenue VRDN, 4.55%, 5/1/15,
  LOC: Tokai Bank, Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .    8,712,000      8,712,000
Los Angeles County MFH Revenue VRDN, 4.30%, 12/1/15,
  Confirming LOC: Sumitomo Bank, Ltd.. . . . . . . . . . . . . . . . . .    1,500,000      1,500,000
Los Angeles County Tax and Revenue Anticipation Notes,
  4.50%, 6/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24,700,000     24,770,586
Marion County MFH Authority Revenue VRDN, 3.40%,
  10/15/29, LOC: Dai-Ichi Kangyo Bank, Ltd.. . . . . . . . . . . . . . .   11,900,000     11,900,000
Orange County Apartment Development Revenue VRDN,
  4.80%, 3/1/07, LOC: Tokai Bank, Ltd. . . . . . . . . . . . . . . . . .    2,450,000      2,450,000
  4.35%, 8/15/07, LOC: Tokai Bank, Ltd.. . . . . . . . . . . . . . . . .    9,000,000      9,000,000
Palmdale School District Project Lease VRDN, 4.30%, 12/13/10,
  LOC: National Westminster Bank . . . . . . . . . . . . . . . . . . . .    3,842,857      3,842,857
Redlands Redevelopment Agency Lease Revenue VRDN,
  4.60%, 6/1/22, Confirming LOC: Sumitomo Bank, Ltd. . . . . . . . . . .    6,330,000      6,330,000
  Series A, 4.60%, 8/1/22, Confirming
     LOC: Sumitomo Bank, Ltd.. . . . . . . . . . . . . . . . . . . . . .   19,860,000     19,860,000
Riverside County IDA Revenue VRDN, 4.50%, 6/30/98. . . . . . . . . . . .   20,000,000     20,052,121
Riverside MFH Revenue VRDN,
  4.85%, 6/1/05, LOC: Tokai Bank, Ltd. . . . . . . . . . . . . . . . . .    3,200,000      3,200,000
  4.30%, 6/1/09, LOC: Tokai Bank, Ltd. . . . . . . . . . . . . . . . . .    1,040,000      1,040,000
Sacramento County MFH Revenue VRDN, 4.85%, 12/1/98,
  LOC: Tokai Bank, Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .    5,265,000      5,265,000
San Bernardino County COPs Notes, 4.60%,
  3/1/24, LOC: Bank of Tokyo-Mitsubishi, Ltd.. . . . . . . . . . . . . .      745,000        745,000
San Bernardino County MFH Revenue VRDN, 6.05%, 5/1/15,
  IA: Escrowed/T-Bills . . . . . . . . . . . . . . . . . . . . . . . . .   28,000,000     28,000,000
San Bernardino County Public Safety Authority Revenue Bonds,
  4.50%, 5/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,000,000      8,010,205
San Francisco MFH Revenue VRDN, 4.80%, 10/1/00,
  LOC: Mitsubishi T&B. . . . . . . . . . . . . . . . . . . . . . . . . .   28,560,000     28,560,000
Simi Valley MFH Revenue VRDN, 4.65%, 6/1/10, Confirming
  LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . . .    6,800,000      6,800,000
Union City MFH Revenue VRDN, 4.50%, 10/1/07,
  LOC: Credit Lyonnais . . . . . . . . . . . . . . . . . . . . . . . . .    4,500,000      4,500,000
Victorville MFH Revenue VRDN, 4.30%, 12/1/15,
  C/LOC: Redland S&L . . . . . . . . . . . . . . . . . . . . . . . . . .    3,735,000      3,735,000

COLORADO - 2.8%
Arapahoe County MFH Revenue VRDN, 5.40%, 11/1/17,
  LOC: Heller Financial. . . . . . . . . . . . . . . . . . . . . . . . .    8,455,000      8,455,000
Central City MFH Revenue VRDN, 4.15%, 12/25/30,
  LOC: Texas Commerce Bank . . . . . . . . . . . . . . . . . . . . . . .    3,194,000      3,194,000
City and County of Denver MFH Revenue VRDN, 3.95%,
  12/15/14, Confirming LOC: Den Danske Bank. . . . . . . . . . . . . . .    8,500,000      8,500,000
Denver City and County Revenue VRDN, 4.05%, 10/1/18,
  FGIC Insured . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15,100,000     15,100,000
Fort Collins MFH Revenue VRDN, 4.15%, 11/25/30,
  LOC: Texas Commerce Bank . . . . . . . . . . . . . . . . . . . . . . .    3,950,000      3,950,000


10 - CALVERT TAX-FREE RESERVES                                    ANNUAL REPORT


                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                               AMOUNT         VALUE
----------------------------------------------------------------------------------------------------
COLORADO (CONT'D)
Lakewood IDA Revenue VRDN, 4.15%, 8/1/07,
  LOC: West One Bank . . . . . . . . . . . . . . . . . . . . . . . . . .   $2,070,000     $2,070,000

CONNECTICUT - 0.1%
State Development Authority Revenue VRDN,
  3.90%, 6/1/08, LOC: Barclays Bank, Plc.. . . . . . . . . . . . . . . .    1,051,000      1,051,000
State Health and Education Facilities Authority Revenue VRDN,
  3.90%, 2/1/09, LOC: Barclays Bank, Plc.. . . . . . . . . . . . . . . .    1,190,000      1,190,000

DELAWARE - 0.8%
State Economic IDA Revenue VRDN, 3.95%, 8/1/29,
  LOC: Canadian Imperial Bank. . . . . . . . . . . . . . . . . . . . . .    5,500,000      5,500,000
Sussex County Economic Development Revenue VRDN, 4.20%,
  11/1/06, LOC: NationsBank. . . . . . . . . . . . . . . . . . . . . . .    6,000,000      6,000,000

DISTRICT OF COLUMBIA - 6.0%
D.C. Municipal Trust Receipts,
  3.95%, 6/1/03, FSA Insured . . . . . . . . . . . . . . . . . . . . . .    5,300,000      5,300,000
  3.95%, 7/27/03, AMBAC Insured. . . . . . . . . . . . . . . . . . . . .   10,900,000     10,900,000
  3.95%, 6/1/05, MBIA Insured. . . . . . . . . . . . . . . . . . . . . .    7,710,000      7,710,000
D.C. MFH Revenue VRDN, 4.35%, 12/1/05,
  LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . . .   10,390,000     10,390,000
D.C. Tax and Revenue Anticipation Notes, 4.50%, 9/30/98,
  LOC: Morgan Guaranty Trust . . . . . . . . . . . . . . . . . . . . . .   24,000,000     24,108,322
Metropolitan DC Arpts Authority Bonds, Commercial Paper,
  LOC: NationsBank
     3.83%, 1/30/98. . . . . . . . . . . . . . . . . . . . . . . . . . .   13,000,000     13,000,000
     3.90%, 2/13/98. . . . . . . . . . . . . . . . . . . . . . . . . . .    4,500,000      4,500,000
     3.90%, 4/17/98. . . . . . . . . . . . . . . . . . . . . . . . . . .   11,900,000     11,900,000

FLORIDA - 5.9%
Capital Projects Financing Authority Revenue VRDN, Series A,
  4.15%, 8/1/17, FSA Insured . . . . . . . . . . . . . . . . . . . . . .   20,000,000     20,000,000
Duval County MFH Revenue VRDN, 4.30%, 6/1/07,
  LOC: Household Financial Corp. . . . . . . . . . . . . . . . . . . . .    6,200,000      6,200,000
Escambia County IDA Revenue VRDN, 4.35%, 2/1/17,
  LOC: Amsouth Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .    3,500,000      3,500,000
Pinellas County Health Facilities Authority Revenue VRDN,
  4.20%, 11/1/15, LOC: First Union Bank, NC. . . . . . . . . . . . . . .    3,955,000      3,955,000
Orange County Health Facilities Authority Revenue VRDN,
  3.90%, 10/1/06, MBIA Insured . . . . . . . . . . . . . . . . . . . . .    6,880,000      6,880,000
  3.90%, 3/27/06, MBIA Insured . . . . . . . . . . . . . . . . . . . . .    2,600,000      2,600,000
  3.90%, 10/1/08, MBIA Insured . . . . . . . . . . . . . . . . . . . . .    4,000,000      4,000,000
Palm Beach County IDA Revenue VRDN, 4.415%, 5/5/10,
  LOC: Union Bank of California. . . . . . . . . . . . . . . . . . . . .    4,445,000      4,445,000
State Housing Finance Agency Floating Rate Trust Receipts,
  3.95%, 7/1/08, LOC: International Neder Verz . . . . . . . . . . . . .   17,820,000     17,820,000
State Housing Finance Agency Revenue VRDN,
  4.10%, 12/1/09, SURBD: Continental Casualty Co.. . . . . . . . . . . .    4,315,000      4,315,000
  4.35%, 7/1/23, LOC: Heller Financial . . . . . . . . . . . . . . . . .    8,800,000      8,800,000
Volusia County MFH Revenue VRDN, 4.525%, 9/1/05,
  LOC: Amsouth Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .    3,730,000      3,730,000

ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 11



                                                                            PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                                AMOUNT        VALUE
----------------------------------------------------------------------------------------------------
GEORGIA - 4.3%
Athens MFH Revenue VRDN, 4.525%, 8/1/05,
  LOC: First Bank, N.A.. . . . . . . . . . . . . . . . . . . . . . . . .   $2,000,000     $2,000,000
Columbus Downtown Development Authority Revenue VRDN,
  4.30%, 8/1/15, LOC: Columbus Bank & Trust. . . . . . . . . . . . . . .    7,800,000      7,800,000
De Kalb County MFH Revenue VRDN, 4.25%, 11/1/15,
  LOC: Amsouth Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .    7,470,000      7,470,000
Franklin County Industrial Building Authority Revenue VRDN,
  4.60%, 1/1/07, LOC: Comerica Bank. . . . . . . . . . . . . . . . . . .    2,560,000      2,560,000
Fulton County MFH Authority Floating Rate Trust Receipts,
  3.95%, 9/1/07, LOC: International Neder Verz . . . . . . . . . . . . .   13,295,000     13,295,000
  3.95%, 1/1/08, LOC: International Neder Verz . . . . . . . . . . . . .   14,675,000     14,675,000
Jackson County IDA Revenue VRDN,
  3.95%, 12/1/15, LOC: Bank of Tokyo-Mitsubishi, Ltd.. . . . . . . . . .    7,000,000      7,000,000
  4.25%, 12/1/24, LOC: Barclays Bank, Plc. . . . . . . . . . . . . . . .    2,545,000      2,545,000
Savannah Economic Development Authority Revenue VRDN,
  4.35%, 7/1/27, LOC: NationsBank. . . . . . . . . . . . . . . . . . . .    5,000,000      5,000,000

HAWAII - 0.7%
State Department Budget and Finance VRDN, 4.80%, 12/1/21,
  LOC: Union Bank of California. . . . . . . . . . . . . . . . . . . . .   10,000,000     10,000,000

IDAHO - 0.3%
Twin Falls Industrial Development Corp. Revenue VRDN,
  4.50%, 12/1/15, LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . .    4,500,000      4,500,000

ILLINOIS - 6.4%
Arlington Heights MFH Revenue VRDN, 4.80%, 5/1/24,
  LOC: Heller Financial. . . . . . . . . . . . . . . . . . . . . . . . .    4,230,000      4,230,000
Chicago Municipal Trust Receipts VRDN, 3.90%, 1/1/18,
  AMBAC Insured. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,900,000      2,900,000
Elgin Industrial Development Revenue VRDN, 4.10%, 9/1/16,
  LOC: LaSalle Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .    4,700,000      4,700,000
Fulton IDA Revenue VRDN, 4.00%, 4/1/12,
  LOC: Firstar Bank, Milwaukee . . . . . . . . . . . . . . . . . . . . .    2,500,000      2,500,000
Galesburg Knox College Project Revenue VRDN, 4.10%, 3/1/31,
  LOC: LaSalle Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .    4,000,000      4,000,000
Plainfield IDA Revenue VRDN, 4.10%, 4/1/17,
  LOC: LaSalle Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .    5,300,000      5,300,000
Rockford Economic Development Revenue, 4.25%, 12/1/10,
  LOC: Banque Paribas. . . . . . . . . . . . . . . . . . . . . . . . . .    2,380,000      2,380,000
State Development Financial Authority Pollution Control Revenue
  VRDN, 4.35%, 3/1/17, LOC: Bank of Tokyo-Mitsubishi, Ltd. . . . . . . .    9,400,000      9,400,000
State Educational Facilities Authority Revenue VRDN, 4.30%,
  1/1/18, LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . .   18,200,000     18,200,000
State Health Facilities Authority Revenue VRDN,
  4.40%, 5/15/25, LOC: Fuji Bank, Ltd. . . . . . . . . . . . . . . . . .    5,950,000      5,950,000
  4.10%, 4/1/32, LOC: Bank of America. . . . . . . . . . . . . . . . . .   13,400,000     13,400,000
State IDA Revenue VRDN,
  4.30%, 11/1/02, LOC: LaSalle Bank. . . . . . . . . . . . . . . . . . .    2,000,000      2,000,000
  4.30%, 9/2/05, LOC: American National Bank & Trust . . . . . . . . . .      600,000        600,000
  4.45%, 1/1/09, LOC: Industrial Bank of Japan . . . . . . . . . . . . .    2,000,000      2,000,000
  4.10%, 12/1/09, LOC: LaSalle Bank. . . . . . . . . . . . . . . . . . .    2,000,000      2,000,000
  Series B, 3.80%, 1/1/10, LOC: National City Bank . . . . . . . . . . .    2,225,000      2,225,000


12 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT


                                                                            PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                                AMOUNT        VALUE
----------------------------------------------------------------------------------------------------

ILLINOIS (CONT'D)
State Development Financial Authority Revenue VRDN, 4.05%,
  9/1/26, LOC: Firstar Bank, Milwaukee . . . . . . . . . . . . . . . . .   $2,250,000     $2,250,000
State Housing Development Authority Revenue VRDN, 4.40%,
  2/1/24, LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . .    6,445,000      6,445,000
Winnebago County IDA Revenue VRDN, 6.035%, 12/1/06,
  LOC: Bank of Nova Scotia . . . . . . . . . . . . . . . . . . . . . . .    2,280,000      2,280,000

INDIANA - 0.9%
Frankfort Economic IDA Revenue VRDN,
  Bonds, 4.45%, 1/1/98, LOC: Dai-Ichi Kangyo Bank. . . . . . . . . . . .    1,000,000      1,000,000
  VRDN Bonds, 4.05%, 1/1/23, LOC: Dai-Ichi Kangyo Bank . . . . . . . . .    5,400,000      5,400,000
Marion Economic Development Revenue VRDN, 3.90%, 4/1/08,
  LOC: LaSalle Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .    2,770,000      2,770,000
South Bend MFH Revenue VRDN, 4.25%, 10/1/09,
  LOC: FHLB-INDPLS . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,500,000      4,500,000

IOWA - 0.3%
Davenport IDA Revenue VRDN, 6.035%, 12/1/06,
  LOC: Bank of Nova Scotia . . . . . . . . . . . . . . . . . . . . . . .    1,600,000      1,600,000
Scott County IDA Revenue, 4.00%, 3/1/12, LOC: Firstar Bank,
  Milwaukee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,000,000      3,000,000

KANSAS - 1.5%
Kansas City MFH Revenue VRDN, 4.50%, 6/1/15,
  LOC: Huntington National Bank. . . . . . . . . . . . . . . . . . . . .    6,615,000      6,615,000
Shawnee MFH Revenue VRDN, 4.70%, 2/1/24,
  LOC: Heller Financial. . . . . . . . . . . . . . . . . . . . . . . . .   11,075,000     11,075,000
State MFH Revenue VRDN, 4.15%, 12/25/30,
  LOC: Texas Commerce Bank . . . . . . . . . . . . . . . . . . . . . . .    4,000,000      4,000,000

KENTUCKY - 4.2%
Carroll County Solid Waste IDR Bonds, 4.40%, 5/1/27,
  LOC: Banco Bilbao Vizcaya. . . . . . . . . . . . . . . . . . . . . . .    3,951,000      3,951,000
Elizabethtown Industrial Building Revenue VRDN, 4.00%,
  10/1/17, LOC: Wachovia Bank & Trust. . . . . . . . . . . . . . . . . .    3,000,000      3,000,000
Glasgow IRB VRDN, 5.95%, 6/1/20, Bank of
  Tokyo-Mitsubishi, Ltd. . . . . . . . . . . . . . . . . . . . . . . . .    4,100,000      4,100,000
Hancock County IDA Revenue VRDN, 4.25%, 6/1/12,
  LOC: Chase Manhattan . . . . . . . . . . . . . . . . . . . . . . . . .    3,000,000      3,000,000
Interlocal School Transportation COPs Notes,
  4.09%, 6/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .   25,000,000     25,003,471
Mayfield Multi-City Lease Revenue VRDN, 3.90%, 7/1/26,
  LOC: PNC Bank, NA. . . . . . . . . . . . . . . . . . . . . . . . . . .    9,800,000      9,800,000
Ohio County Pollution Control Revenue VRDN, 4.35%, 10/1/15,
  LOC: Chase Manhattan . . . . . . . . . . . . . . . . . . . . . . . . .    7,000,000      7,000,000
Owensboro IDA Revenue VRDN, 4.35%, 6/1/17,
  LOC: LaSalle Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .    4,500,000      4,500,000
State Financial IDA Revenue VRDN, Series B, 3.90%, 2/1/08,
  LOC: National City Bank. . . . . . . . . . . . . . . . . . . . . . . .    1,000,000      1,000,000

LOUISIANA - 0.2%
Louisiana Public Facilities Authority Revenue VRDN, 4.00%,
  12/1/14, LOC: Regions Bank . . . . . . . . . . . . . . . . . . . . . .    2,880,000      2,880,000


ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 13


                                                                             PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                                AMOUNT        VALUE
----------------------------------------------------------------------------------------------------

MAINE - 0.4%
Orrington Resource Recovery Revenue VRDN, 4.275%, 5/1/03,
  LOC: Bank of Nova Scotia . . . . . . . . . . . . . . . . . . . . . . .   $6,400,000     $6,400,000

MARYLAND - 2.6%
Baltimore IDA Revenue VRDN, 4.20%, 8/1/16,
  LOC: Dai-Ichi Kangyo Bank. . . . . . . . . . . . . . . . . . . . . . .   22,400,000     22,400,000
Montgomery County Housing Opportunities Revenue VRDN,
  3.95%, 6/1/29, LOC: Key Bank . . . . . . . . . . . . . . . . . . . . .   14,800,000     14,800,000
State Economic Development Corporation Revenue VRDN,
  4.20%, 6/1/20, LOC: NationsBank. . . . . . . . . . . . . . . . . . . .      500,000        500,000

MASSACHUSETTS - 0.5%
Hudson IDA Revenue VRDN, 4.665%, 10/1/13,
  LOC: FNB Boston. . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,100,000      1,100,000
State Industrial Finance Authority Revenue VRDN,
  4.415%, 11/3/99, LOC: FNB Boston . . . . . . . . . . . . . . . . . . .      875,000        875,000
  4.665%, 8/1/14, LOC: FNB Boston. . . . . . . . . . . . . . . . . . . .    4,700,000      4,700,000

MICHIGAN - 1.3%
Sault Sainte Marie Tribe Building Revenue VRDN, Series A,
  4.33%, 6/1/03, LOC: First of America Bank, MI. . . . . . . . . . . . .    6,225,000      6,225,000
State GO Notes, 4.50%, 9/30/98 . . . . . . . . . . . . . . . . . . . . .    2,000,000      2,010,806
State Hospital Financing Authority Revenue VRDN, Series A,
  3.80%, 12/1/23, LOC: First American Bank, MI . . . . . . . . . . . . .    3,600,000      3,600,000
State Strategic Fund Economic Development Revenue VRDN,
  4.55%, 9/1/08, LOC: Dai-Ichi Kangyo Bank . . . . . . . . . . . . . . .    6,800,000      6,800,000

MINNESOTA - 0.4%
Cottage Grove Pollution Control Board Revenue VRDN,
  4.428%, 8/1/12 . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,100,000      1,100,000
Maple Grove MFH Revenue VRDN, 4.60%, 6/1/26,
  LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . . .    2,900,000      2,900,000
Mendota Heights MFH Revenue VRDN, 4.60%, 11/1/25,
  LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . . .    2,355,000      2,355,000

MISSISSIPPI - 0.4%
State Business Financial Corp. IDA Revenue VRDN,
  4.45%, 1/1/06, LOC: National Bank of Canada. . . . . . . . . . . . . .    3,675,000      3,675,000
  4.05%, 6/1/07, LOC: Deposit Guaranty . . . . . . . . . . . . . . . . .    1,900,000      1,900,000

MISSOURI - 1.6%
Carthage IDA Revenue VRDN, 4.30%, 11/1/10,
  LOC: Bank of Tokyo-Mitshubishi, Ltd. . . . . . . . . . . . . . . . . .    3,000,000      3,000,000
Environmental Impact & Energy Resolution Authority
  Pollution Control Revenue VRDN, 3.95%, 6/1/98,
  LOC: Swiss Bank Corp.. . . . . . . . . . . . . . . . . . . . . . . . .   10,000,000     10,000,000
St. Louis IDA Revenue VRDN, 4.30%, 1/1/21,
  LOC: Banca Nazionale Del Lavoro. . . . . . . . . . . . . . . . . . . .    9,100,000      9,100,000
State IDA Revenue VRDN, 4.665%, 3/1/01,
  LOC: FNB Boston. . . . . . . . . . . . . . . . . . . . . . . . . . . .      955,000        955,000


14  - CALVERT TAX-FREE RESERVES                                    ANNUAL REPORT


                                                                             PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                                AMOUNT        VALUE
----------------------------------------------------------------------------------------------------

NEBRASKA - 0.5%
Buffalo County IDA Revenue VRDN, 4.20%, 2/1/15,
  LOC: Bank of Tokyo-Mitsubishi, Ltd.. . . . . . . . . . . . . . . . . .   $2,900,000     $2,900,000
IDA Revenue VRDN, 4.55%, 12/1/04,
  LOC: Sanwa Bank, Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .    4,000,000      4,000,000

NEW HAMPSHIRE - 1.7%
State Business Financial Authority Facilities Revenue VRDN,
  4.00%, 12/1/17, LOC: Firstar Bank, Milwaukee . . . . . . . . . . . . .    8,000,000      8,000,000
State Turnpike Systems Revenue VRDN, 3.90%, 2/1/24,
  LOC: CoreStates. . . . . . . . . . . . . . . . . . . . . . . . . . . .   16,400,000     16,400,000

NEW JERSEY - 0.8%
State Economic Development Authority Revenue VRDN,
  4.25%, 3/1/98, LOC: CoreStates . . . . . . . . . . . . . . . . . . . .    2,275,000      2,275,000
  4.20%, 1/1/00, LOC: Marine Midland Bank. . . . . . . . . . . . . . . .    1,020,000      1,020,000
  3.95%, 8/1/01, LOC: CoreStates . . . . . . . . . . . . . . . . . . . .      600,000        600,000
  5.15%, 12/1/15, LOC: Asahi Bank, Ltd.. . . . . . . . . . . . . . . . .    7,400,000      7,400,000

NEW MEXICO - 0.2%
State Tax and Revenue Anticipation Notes, Series A,
  4.50%, 6/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,000,000      3,009,571

NEW YORK - 2.7%
New York City Revenue Anticipation Notes, Series A, 4.50%,
  6/30/98, LOC: Bayerische Landesbank. . . . . . . . . . . . . . . . . .   31,000,000     31,124,653
Orange County Industrial Development Agency Revenue VRDN,
  5.61%, 12/1/05 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      450,000        450,000
Orange County IDA Revenue VRDN,
  4.45%, 6/1/98, LOC: Sakura Bank. . . . . . . . . . . . . . . . . . . .    7,800,000      7,800,000

NEVADA - 0.1%
Henderson Public Improvement Trust Revenue VRDN, 4.30%,
  4/1/07, LOC: NationsBank . . . . . . . . . . . . . . . . . . . . . . .    1,900,000      1,900,000

NORTH CAROLINA - 0.7%
Guilford County Industrial Facilities & Pollution Control Revenue
  VRDN, 4.80%, 12/1/04, LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . .    3,000,000      3,000,000
Wake County Industrial Facilities & Pollution Financing Authority
  Revenue VRDN, 4.15%, 9/1/15, LOC: Sumitomo Bank, Ltd.. . . . . . . . .    7,900,000      7,900,000

OHIO - 0.3%
Franklin County Hospital Revenue VRDN, 4.10%, 12/1/11,
  LOC: Morgan Guaranty Trust . . . . . . . . . . . . . . . . . . . . . .    5,000,000      5,003,431

OKLAHOMA - 1.2%
Cleveland MFH Revenue VRDN, 3.90%, 4/1/20,
  SURBD: Continental Casualty Co.. . . . . . . . . . . . . . . . . . . .    5,930,000      5,930,000
State Housing Finance Authority Revenue VRDN, 4.90%,
  12/1/05, C/LOC: Binghampton Savings Bank . . . . . . . . . . . . . . .    5,900,000      5,900,000
Tulsa IDA Revenue VRDN, Series A, 4.15%, 5/1/98,
  LOC: Sanwa Bank, Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .    5,000,000      5,000,000


ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 15


                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                               AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA - 3.8%
Berks County IDA Revenue VRDN, 4.30%, 7/1/25,
  LOC: CoreStates. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $2,575,000      $2,575,000
Chester County IDA Revenue VRDN, 4.30%, 4/1/17,
  LOC: CoreStates. . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,300,000       3,300,000
Delaware County Authority Revenue VRDN, 4.10%, 7/1/14,
  LOC: PNC Bank NA . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,500,000       8,500,000
Philadelphia MFH Redevelopment Authority Revenue VRDN,
  4.05%, 12/1/09, LOC: Marine Midland Bank . . . . . . . . . . . . . . .    2,725,000       2,725,000
Philadelphia Tax and Revenue Anticipation Notes, Series A,
  4.50%, 6/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,000,000       5,011,851
Philadelphia School District Tax and Revenue Anticipation Notes,
  4.50%, 6/30/98, LOC: Commerze Bank . . . . . . . . . . . . . . . . . .   27,000,000      27,068,877
State GO Bonds, 5.00%, 11/15/98, AMBAC Insured . . . . . . . . . . . . .    5,000,000       5,051,571
West Cornwall Township Municipal Authority Revenue VRDN,
  4.30%, 3/1/16, LOC: CoreStates . . . . . . . . . . . . . . . . . . . .    1,845,000       1,845,000

PUERTO RICO - 0.1%
Electric Power Authority Municipal Trust Receipts, 3.55%, 7/1/22,
  MBIA Insured . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,500,000       1,500,000

SOUTH CAROLINA - 1.7%
Dorchester County Industrial Revenue VRDN, 4.80%, 10/1/24,
  LOC: Bayerische Vereinsbank. . . . . . . . . . . . . . . . . . . . . .    5,100,000       5,100,000
Orangeburg IDA Revenue VRDN, 4.665%, 6/1/08,
  LOC: FNB Boston. . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,450,000       4,450,000
State Housing Finance and Development Authority Revenue
  VRDN, 4.00%, 7/1/07, SURBD: Continental Casualty Co. . . . . . . . . .    6,000,000       6,000,000
State Public Service Authority Revenue VRDN, 3.90%, 1/1/25,
  FGIC Insured . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,700,000       8,700,000

TENNESSEE - 1.3%
Chattanooga IDA Revenue VRDN, 4.35%, 91/17,
  LOC: National Bank of Canada . . . . . . . . . . . . . . . . . . . . .    5,500,000       5,500,000
Coffee County IDR VRDN, 4.10%, 5/1/12,
  LOC: Barnett Bank of South Florida . . . . . . . . . . . . . . . . . .    5,100,000       5,100,000
Marion County Industrial Environmental Development
  Revenue Bonds, 3.85%, 2/2/98, LOC: Fleet Bank. . . . . . . . . . . . .    3,000,000       3,000,000
Shelby County Health Educational and Housing Facilities Board
  Revenue VRDN, 4.40%, 7/1/22, LOC: NationsBank. . . . . . . . . . . . .    5,000,000       5,000,000

TEXAS - 7.7%
Bexar County MFH Revenue VRDN, 4.72%, 6/1/28,
  LOC: Heller Financial. . . . . . . . . . . . . . . . . . . . . . . . .    5,400,000       5,400,000
Cleburne IDA Revenue VRDN, 4.30%, 2/1/04,
  LOC: National City Bank. . . . . . . . . . . . . . . . . . . . . . . .    2,200,000       2,200,000
Grand Prairie IDA Revenue VRDN, 4.15%, 12/1/06,
  LOC: PNC Bank, N.A.. . . . . . . . . . . . . . . . . . . . . . . . . .    1,100,000       1,100,000
Greater Texas Student Loan GO Bonds, 3.70%, 4/1/05,
  LOC: SLMA. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,500,000       4,497,037
Harris County Health Facilities Development Authority Revenue
  VRDN, 4.05%, 12/1/25, IA: Prudential Insurance Co. . . . . . . . . . .   64,450,000      64,450,000


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16 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT
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


                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                               AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS (CONT'D)
Harris County IDA Revenue VRDN, 4.90%, 8/1/01,
  LOC: Sakura Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . . . .   $3,500,000      $3,500,000
State MFH Floating Trust Receipts, 3.95%, 12/31/22,
  LOC: International Neder Verz. . . . . . . . . . . . . . . . . . . . .    6,190,000       6,190,000
State Tax and Revenue Anticipation Notes, Series A,
  4.75%, 8/31/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,950,000       3,974,481
Tarrant County Housing Financial Corp. Floating Trust Receipts,
  3.95%, 8/1/25, LOC: International Neder Verz . . . . . . . . . . . . .   21,000,000      21,000,000

UTAH - 2.5%
Provo City MFH Revenue VRDN, 4.65%, 12/15/10,
  LOC: Dai-Ichi Kangyo Bank. . . . . . . . . . . . . . . . . . . . . . .    4,400,000       4,400,000
Tooele County Hazardous Waste Treatment Revenue
  Commercial Paper, GA: Union Pacific Corp.
     4.30%, 1/15/98. . . . . . . . . . . . . . . . . . . . . . . . . . .    9,900,000       9,900,000
     4.25%, 1/22/98. . . . . . . . . . . . . . . . . . . . . . . . . . .    7,800,000       7,800,000
     4.45%, 2/12/98. . . . . . . . . . . . . . . . . . . . . . . . . . .   10,000,000      10,000,000
University of Utah Revenue VRDN, 4.30%, 12/1/15,
  LOC: First Security Bank . . . . . . . . . . . . . . . . . . . . . . .    4,275,000       4,275,000

VERMONT - 0.1%
State Educational & Health Buildings Financing Agency
  Revenue VRDN, 4.20%, 6/1/05, LOC: FNB Boston . . . . . . . . . . . . .    1,620,000       1,620,000
State IDA Revenue VRDN, 4.415%, 12/1/04,
  LOC: FNB Boston. . . . . . . . . . . . . . . . . . . . . . . . . . . .      370,000         370,000

VIRGINIA - 2.2%
Bedford County IDA Revenue VRDN, 4.40%, 12/1/25,
  LOC: DG Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10,500,000      10,500,000
Henrico County IDA Revenue VRDN, 4.50%, 10/1/00,
  LOC: Tokai Bank, Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .    1,600,000       1,600,000
Richmond IDA Revenue VRDN, 5.50%, 12/1/17,
  LOC: Banque Paribas. . . . . . . . . . . . . . . . . . . . . . . . . .   10,100,000      10,100,000
Russell County IDA Revenue Bonds, 5.45%, 4/1/98,
  IA: Escrowed/T-Bills . . . . . . . . . . . . . . . . . . . . . . . . .    9,250,000       9,250,000

WASHINGTON - 1.4%
Grant County Public Utilities VRDN, 4.25%, 10/1/11,
  LOC: Southtrust Bank, AL . . . . . . . . . . . . . . . . . . . . . . .    4,000,000       4,000,000
Port Everett Limited VRDN, 4.35%, 12/1/06,
  LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . . .    2,550,000       2,550,000
Richland Golf Enterprise Revenue VRDN, 4.15%, 12/1/21,
  LOC: Seafirst BOA, NW. . . . . . . . . . . . . . . . . . . . . . . . .    3,000,000       3,000,000
Seattle MFH Revenue VRDN, 4.10%, 12/1/26,
  LOC: Seafirst BOA, NW. . . . . . . . . . . . . . . . . . . . . . . . .    6,420,000       6,420,000
Yakima County Public Corp. Revenue VRDN, 4.10%, 8/1/06,
  LOC: Seafirst BOA, NW. . . . . . . . . . . . . . . . . . . . . . . . .    4,200,000       4,200,000

WEST VIRGINIA - 0.3%
Harris County IDA Revenue VRDN, 4.25%, 6/1/14,
  LOC: Societe Generale. . . . . . . . . . . . . . . . . . . . . . . . .    4,140,000       4,140,000


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ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 17
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


                                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                              AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------
WISCONSIN - 1.7%
Eau Claire IDA Revenue VRDN, 4.00%, 5/1/07,
  LOC: Firstar Bank, Milwaukee . . . . . . . . . . . . . . . . . . . . .   $3,500,000      $3,500,000
Germantown IDA Revenue VRDN, 4.00%, 5/1/17,
  LOC: Firstar Bank, Milwaukee . . . . . . . . . . . . . . . . . . . . .    2,000,000       2,000,000
Grafton IDA Revenue VRDN, 4.15%, 12/1/17,
  LOC: Firstar Bank, Milwaukee . . . . . . . . . . . . . . . . . . . . .    2,900,000       2,900,000
Mantowoc IDA Revenue VRDN, 4.00%, 5/1/17,
  LOC: Firstar Bank, Milwaukee . . . . . . . . . . . . . . . . . . . . .    3,100,000       3,100,000
State Housing and Economic Development Authority
  Revenue VRDN,
     3.85%, 3/2/98, TOA: FNB Chicago . . . . . . . . . . . . . . . . . .    9,055,000       9,055,000
     4.15%, 3/1/20, FSA Insured. . . . . . . . . . . . . . . . . . . . .    4,490,000       4,490,000

OTHER - 6.8%
ABN Amro Chicago Corp. LeaseTOPS Trust Certificates, 4.50%,
  10/4/00, BPA: LaSalle Bank . . . . . . . . . . . . . . . . . . . . . .   14,143,000      14,143,000
Capital Realty Investors Tax Exempt Certificates Revenue VRDN,
  3.90%, 12/1/04, LOC: Swiss Bank Corp.. . . . . . . . . . . . . . . . .   16,400,000      16,400,000
  Series 96-2, 3.90%, 2/1/04, LOC: Swiss Bank Corp.. . . . . . . . . . .   18,205,000      18,205,000
Morgan Keegan Trust Receipts,
  Series C, 4.35%, 10/1/27, IA: Escrowed/T-Bills . . . . . . . . . . . .   14,510,000      14,510,000
  Series A, 4.35%, 5/1/30, IA: Escrowed/T-Bills. . . . . . . . . . . . .    6,330,000       6,330,000
  Series B, 4.35%, 5/1/30, IA: Escrowed/T-Bills. . . . . . . . . . . . .   10,420,000      10,420,000
Pitney Bowes Corporation LeaseTOPS Trust Certificates,
  4.10%, 4/1/98, BPA: Pitney Bowes Credit. . . . . . . . . . . . . . . .   12,904,484      12,904,484
  4.10%, 2/11/11, LOC: Landesbank Hessen-Thuringen . . . . . . . . . . .    6,638,000       6,638,000
                                                                                       ----------------
       TOTAL INVESTMENTS (Cost $1,462,638,324) - 100.4%. . . . . . . . .                1,462,638,324
       Other assets and liabilities, net - (0.4%). . . . . . . . . . . .                   (6,201,726)
                                                                                       ----------------
       NET ASSETS - 100.0% . . . . . . . . . . . . . . . . . . . . . . .               $1,456,436,598
                                                                                       ----------------
                                                                                       ----------------

See notes to financial statements.


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18 - CALVERT TAX-FREE RESERVES                                    ANNUAL REPORT
-------------------------------------------------------------------------------

                            LIMITED-TERM PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1997


                                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS - 100.5%                                              AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------
ALABAMA - 0.2%
Athens IDA Revenue VRDN, 4.50%, 6/1/05,
  LOC: Tokai Bank, Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .     $600,000       $600,000
Montgomery Wynlakes Governmental Utilities Service Corp.
  Revenue VRDN, 4.25%, 5/1/06, LOC: Amsouth Bank . . . . . . . . . . . .      200,000        200,000

ARIZONA - 8.8%
Apache County IDA Pollution Control Revenue VRDN, Series B,
  4.05%, 10/1/21, LOC: Bank of Tokyo - Mitsubishi. . . . . . . . . . . .   21,500,000     21,500,000
Educational Loan Marketing Corporation Revenue Bonds,
  6.55%, 3/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11,920,000     12,261,389
Glendale County IDA Revenue Bonds, 5.20%, 12/1/13,
  LOC: Dresdner Bank (Tender 12/1/98 @100) . . . . . . . . . . . . . . .    2,450,000      2,470,017
Pinal County IDA Revenue VRDN, 4.95%, 12/1/05,
  LOC: Industrial Bank of Japan. . . . . . . . . . . . . . . . . . . . .    7,000,000      7,000,000

CALIFORNIA - 11.3%
Compton Community Redevelopment Agency Tax Allocation
  Notes Series 1, 5.50%, 8/1/98. . . . . . . . . . . . . . . . . . . . .      645,000        651,173
Del Norte Bond Anticipation Notes, 5.50%, 11/1/98. . . . . . . . . . . .    3,620,000      3,623,005
Health Facilities Financing, Downey Community Hospital
  Revenue Bonds, 4.75%, 5/15/99. . . . . . . . . . . . . . . . . . . . .    2,220,000      2,238,670
Los Angeles Unilateral School District Tax and Revenue
  Anticipation Notes, 4.50%, 10/1/98 . . . . . . . . . . . . . . . . . .    5,500,000      5,530,745
Orange County Apartment Development Revenue Bonds, 4.20%,
  11/1/05, LOC: Wells Fargo Bank, NA . . . . . . . . . . . . . . . . . .    2,300,000      2,300,000
Paramount MFH Revenue VRDN, 4.72%, 10/1/18,
  LOC: Heller Financial. . . . . . . . . . . . . . . . . . . . . . . . .      200,000        200,000
San Bernardino Public Safety Authority, Insurance Financing
  Project Revenue Bonds, Series A,
     4.50%, 11/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . .    8,400,000      8,449,140
     4.60%, 5/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,800,000      2,824,472
San Diego Area Local Government COPs, 4.50%, 10/1/98,
  FSA Insured. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,500,000      4,524,165
San Jose Financing Authority, Convention Center Project
  Revenue Bonds, Series C, 5.75%, 9/1/98 . . . . . . . . . . . . . . . .      575,000        582,452
State Long Opt Period GO Bonds, 4.00%, 4/1/19,
  TOA: Citibank. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,735,000      3,735,000
State Public Works Board Lease Revenue Bonds, Series C,
  4.75%, 9/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13,960,000     14,143,574
Statewide Community Development Authority Tax and Revenue
  Anticipation Notes, Series B, 4.75%, 9/30/98, FSA Insured. . . . . . .    5,860,000      5,903,071
Tahoe City Public Utility District, Capital Facilities Project
  COPs, Series B, 5.60%, 6/1/98. . . . . . . . . . . . . . . . . . . . .      465,000        468,371

COLORADO - 0.4%
Denver City & County Airport Revenue VRDN,
  7.00%, 11/15/99. . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,000,000      2,100,060


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ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 19
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

                                                                          PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                              AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------
CONNECTICUT - 0.4%
State Recovery Authority Revenue Bond, 5.60%, 11/15/99 . . . . . . . . .   $1,945,000     $2,000,860

DELAWARE - 1.9%
State Economic IDA Revenue VRDN, Series C, 4.20%, 8/1/29,
  LOC: Canadian Imperial Bank. . . . . . . . . . . . . . . . . . . . . .    9,500,000      9,500,000

DISTRICT OF COLUMBIA - 0.1%
Redevelopment Agency Sports Arena Revenue Bonds,
  5.10%, 11/1/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      500,000        502,680

FLORIDA - 1.6%
Jacksonville Hospital Revenue VRDN, 4.65%, 2/1/18,
  LOC: Sumitomo Bank Ltd.. . . . . . . . . . . . . . . . . . . . . . . .    3,000,000      3,000,000
Orange County Housing Financial Authority Revenue VRDN,
  3.65%, 8/1/08. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      150,000        150,000
Palm Beach Housing Finance Authority Mallards Cove Revenue
  VRDN, 5.525%, 3/1/22, INSUR:  Fireman's Insurance Co.. . . . . . . . .    4,470,000      4,470,000
Volusia County MFH Revenue VRDN, Series C, 4.525%, 9/1/05,
  LOC: Amsouth Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .      270,000        270,000

GEORGIA - 1.9%
Association County Community Leasing Program COPs,
  4.00%, 12/1/98, AMBAC Insured. . . . . . . . . . . . . . . . . . . . .    1,050,000      1,051,743
Fulton County MFH Revenue VRDN, 3.95%, 1/1/08,
  LOC: International Neder Verz. . . . . . . . . . . . . . . . . . . . .    7,000,000      7,000,000
Tri-City Hospital Authority Revenue Bonds, 5.25%, 7/1/99 . . . . . . . .    1,000,000      1,013,660

GUAM - 0.8%
Guam Government GO Bonds, Series A, 5.75%, 8/15/99 . . . . . . . . . . .    3,710,000      3,797,890

ILLINOIS - 5.3%
Chicago Board of Education COPs, 4.35%, 12/1/98,
  LOC: Canadian Imperial . . . . . . . . . . . . . . . . . . . . . . . .    8,000,000      8,037,040
Chicago Parking District GO Refunding Bonds,
  5.50%, 1/1/99, FGIC Insured. . . . . . . . . . . . . . . . . . . . . .    2,000,000      2,033,040
Fulton IDA Revenue VRDN, 4.00%, 4/1/12,
  LOC: Firstar Bank Milwaukee. . . . . . . . . . . . . . . . . . . . . .    4,000,000      4,000,000
State IDA Revenue VRDN, 4.30%, 9/2/05,
  LOC: American National Bank & Trust. . . . . . . . . . . . . . . . . .    1,800,000      1,800,000
State Sales Tax Revenue Bonds, Series Q, 5.10%, 6/15/99. . . . . . . . .   10,000,000     10,167,900

INDIANA - 1.0%
Shelbyville Economic Development Revenue VRDN, 4.60%,
  9/1/06, LOC: Industrial Bank of Japan. . . . . . . . . . . . . . . . .    5,100,000      5,100,000

KENTUCKY - 0.4%
State Turnpike Authority Economic Development Revenue
  Bonds, 5.00%, 1/1/98 . . . . . . . . . . . . . . . . . . . . . . . . .    1,800,000      1,800,000

LOUISIANA - 1.6%
Offshore Terminal Authority Deepwater Port Revenue Bonds,
  5.40%, 9/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,000,000      5,047,150
  6.45%, 9/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,780,000      2,826,120


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20 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT
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



                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                               AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------
MARYLAND - 4.6%
Baltimore (The Zamoiski Company Project), 6.647%, 12/1/09. . . . . . . .   $7,705,171      $7,705,171
Montgomery County Economic Development Bonds, 6.375%,
  11/1/09, LOC: First National Bank of Maryland. . . . . . . . . . . . .      900,000         901,665
Montgomery County Housing Opportunity Revenue VRDN,
  Issue I, 3.95%, 6/1/29, LOC: Key Bank. . . . . . . . . . . . . . . . .      100,000         100,000
State Economic Development Corp. Revenue VRDN, 4.20%,
  6/1/20, LOC: NationsBank NA. . . . . . . . . . . . . . . . . . . . . .      380,000         380,000
State and Local Facilities Unlimited GO Bonds, First Series,
  5.00%, 3/1/00. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,000,000       8,185,760
State Health and Higher Educational Facilities Authority Revenue
  Bonds, 5.50%, 7/1/99 . . . . . . . . . . . . . . . . . . . . . . . . .    2,855,000       2,907,418
State Industrial Authority Economic Development Bonds, 5.25%,
  12/31/11, LOC: First National Bank of Maryland . . . . . . . . . . . .    2,310,000       2,311,201

MASSACHUSETTS - 2.5%
Housing Finance Agency MFH Revenue Bonds, Series A,
  5.00%, 6/1/98, AMBAC Insured . . . . . . . . . . . . . . . . . . . . .      495,000         497,465
  5.00%, 12/1/98, AMBAC Insured. . . . . . . . . . . . . . . . . . . . .      505,000         510,530
  5.10%, 6/1/99, AMBAC Insured . . . . . . . . . . . . . . . . . . . . .      520,000         527,212
Municipal Wholesale Electric Power Company Revenue Bonds,
  6.10%, 7/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,240,000       5,299,631
  Series B, 6.25%, 7/1/99. . . . . . . . . . . . . . . . . . . . . . . .    5,025,000       5,185,800

MICHIGAN - 3.1%
Detroit Limited GO Bonds, Series A, 5.20%, 5/1/98. . . . . . . . . . . .    5,330,000       5,352,333
Southfield Economic Development Corporation Revenue VRDN,
  5.95%, 5/15/11, INSUR: Firemans Insurance Co.. . . . . . . . . . . . .    6,850,000       6,850,000
State Housing Development Authority Revenue Bonds, 6.00%,
  10/1/11, (Escrowed in U.S. Treasury Obligations) . . . . . . . . . . .      275,000         277,931
State Housing Development Authority Limited Obligation
  Revenue VRDN, 5.00%, 10/1/11 . . . . . . . . . . . . . . . . . . . . .      570,000         571,186
State Hospital Finance Authority Pontiac Osteopathic Revenue Bonds,
  4.90%, 2/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000       1,000,610
  5.10%, 2/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000       1,008,920
State Strategic Limited Obligation Revenue VRDN, 5.15%,
  11/1/09, LOC: Tokai Bank Ltd.. . . . . . . . . . . . . . . . . . . . .      150,000         150,000

MINNESOTA - 1.3%
Edina MFH Vernon Terrace Revenue VRDN, 5.00%, 7/1/25 . . . . . . . . . .    6,450,000       6,513,017

MISSISSIPPI - 0.2%
Higher Education Student Loan Revenue Bonds, Series C,
  6.05%, 1/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000       1,013,620

MISSOURI - 0.3%
Carthage IDA Revenue VRDN, 4.30%, 11/1/10,
  LOC: Bank of Tokyo - Mitsubishi. . . . . . . . . . . . . . . . . . . .    1,500,000       1,500,000
Saint Louis IDA Revenue VRDN, 4.30%, 1/1/21,
  LOC: Banca Naz Del Lavoro. . . . . . . . . . . . . . . . . . . . . . .      200,000         200,000

NEVADA - 3.4%
Housing Division Revenue VRDN, 3.95%, 10/01/30,
  LOC: FHLB - SF . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16,490,000      16,490,000

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ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 21
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


                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                               AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.0%
Higher Education & Health Revenue Bonds, 7.50%, 12/1/00,
  FGIC Insured . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $200,000        $200,640

NEW MEXICO - 0.8%
Albuquerque Unlimited GO Bonds, 5.25%, 7/1/98. . . . . . . . . . . . . .    3,735,000       3,763,797

NEW YORK - 21.7%
City University COPs, 4.65%, 8/15/98 . . . . . . . . . . . . . . . . . .    4,970,000       4,996,142
Dormitory Authority Revenue Bonds, Series B,
  5.00%, 2/15/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,460,000       3,523,560
Energy Research and Development Authority State Service
  Contract Revenue Bonds, 5.00%, 4/1/98. . . . . . . . . . . . . . . . .      595,000         596,773
Municipal Assistance Corporation for the City of New York,
  Series I, 5.00%, 7/1/99. . . . . . . . . . . . . . . . . . . . . . . .   15,000,000      15,240,300
Nassau County Unlimited GO Bonds,
  Series V, 5.125%, 3/1/99, AMBAC Insured. . . . . . . . . . . . . . . .    3,800,000       3,855,480
  5.125%, 3/1/00, AMBAC Insured. . . . . . . . . . . . . . . . . . . . .    4,330,000       4,432,621
New York City GO Bonds,
  5.00%, 4/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,310,000       1,329,257
  5.00%, 4/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      725,000         735,657
  Series L, 5.25%, 8/1/99. . . . . . . . . . . . . . . . . . . . . . . .    2,900,000       2,952,519
Orange County IDA Revenue VRDN, 5.61%, 12/1/05,
  LOC: Summit Bank . . . . . . . . . . . . . . . . . . . . . . . . . . .      620,000         620,000
Port Authority New York and New Jersey, 1st Installment KIAC
  Project Special Obligation Revenue Bonds, 6.25%, 10/1/99 . . . . . . .    5,400,000       5,546,772
State COPs Revenue Bonds,
  4.90%, 3/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,775,000       5,785,395
  4.40%, 8/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9,465,000       9,497,749
  4.90%, 9/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,920,000       5,962,565
  4.60%, 2/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12,710,000      12,801,131
  4.75%, 2/1/00. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13,915,000      14,085,041
State Thruway Authority Highway and Bridge Revenue Bonds,
  Series A, 4.75%, 4/1/99, AMBAC Insured . . . . . . . . . . . . . . . .   10,490,000      10,602,243
  Series A, 4.75%, 4/1/00, AMBAC Insured . . . . . . . . . . . . . . . .    3,675,000       3,735,123

OHIO - 3.8%
Cleveland Motor Vehicle Motorized Equipment
  Certificates of Participation, 6.50%, 1/1/98 . . . . . . . . . . . . .    1,060,000       1,060,000
Cleveland School District GO Bonds,
  7.25%, 6/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,450,000       2,469,037
Lorraine County Hospital Revenue Bonds, 5.00%, 9/1/99. . . . . . . . . .    2,000,000       2,033,960
Marion County Hospital Revenue Bonds, 5.25%, 5/15/99 . . . . . . . . . .    1,175,000       1,191,003
State Housing Fin Agency Mtg Revenue VRDN,
  4.20%, 9/1/30. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12,000,000      12,006,000

PENNSYLVANIA - 4.4%
Northeastern Hospital Authority Revenue VRDN, 7.65%,
  7/1/10, (Prerefunded 7/1/99 @ 102) . . . . . . . . . . . . . . . . . .    3,780,000       4,043,164
Philadelphia Airport Revenue Bonds,
  5.25%, 6/15/99, FGIC Insured . . . . . . . . . . . . . . . . . . . . .    1,750,000       1,773,205
  5.25%, 6/15/00, FGIC Insured . . . . . . . . . . . . . . . . . . . . .    3,690,000       3,774,316


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22 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT
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


                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                               AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA (CONT'D)
Philadelphia Hospitals & Higher Education Revenue Bonds,
  5.05%, 7/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,200,000      $1,205,760
  5.35%, 7/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,335,000       1,357,094
Philadelphia Municipal Authority, Philadelphia Gas Works
  Equipment COPs, Asset Guaranty Insured
     5.95%, 4/1/98 . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,600,000       1,608,208
     5.95%, 10/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . .    1,600,000       1,624,320
     5.95%, 4/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,600,000       1,636,576
Philadelphia Redevelopment MFH Revenue VRDN, 4.05%,
  12/1/09, LOC: Marine Midland Bank. . . . . . . . . . . . . . . . . . .       50,000          50,000
Philadelphia Water and Sewer Revenue Bonds, 7.30%, 8/1/98. . . . . . . .    4,400,000       4,486,020

PUERTO RICO - 3.0%
Electric Power Authority Revenue Bonds, Series W,
  5.00%, 7/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,000,000       3,018,390
Puerto Rico Commonwealth GO Bonds, 5.50%, 7/1/99 . . . . . . . . . . . .   10,200,000      10,429,602
Infrastructure Financing Authority Revenue Bonds, Series A,
  7.40%, 7/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,350,000       1,373,976

SOUTH DAKOTA - 0.2%
Housing Development Authority, Home Ownership Mortgage
  Revenue Bonds, Series A, 4.60%, 5/1/99 . . . . . . . . . . . . . . . .    1,000,000       1,007,690

TENNESSEE - 2.3%
Coffee County Industrial Board Revenue VRDN, 5.40%,
  12/1/01, LOC: Asahi Bank . . . . . . . . . . . . . . . . . . . . . . .    6,300,000       6,300,000
Knox County Health Educational Hospital Facility Revenue Bonds,
  7.00%, 1/1/15, MBIA Insured. . . . . . . . . . . . . . . . . . . . . .    4,450,000       4,785,486

TEXAS - 3.0%
Brazos County Health Facilities Development, St. Joseph Hospital
  and Health Center Revenue Bonds, 4.875%, 1/1/98. . . . . . . . . . . .    1,590,000       1,590,000
Harris County Health Facilities Development Floating Trust
  Receipts, Series FR-2, 4.05%, 12/1/25, IA: Prudential
  Insurance Company. . . . . . . . . . . . . . . . . . . . . . . . . . .   11,700,000      11,700,000
Irving Hospital Authority Healthcare System Revenue Bonds,
  Series A, 4.50%, 7/1/98, FSA Insured . . . . . . . . . . . . . . . . .    1,490,000       1,495,409

UTAH - 1.0%
Tooele County Hazardous Waste Treatment Revenue VRDN,
  4.45%, 11/1/26, GA: Union Pacific Corp.. . . . . . . . . . . . . . . .    5,000,000       5,000,000

VERMONT - 2.5%
State IDA Revenue VRDN, 5.775%, 12/1/01,
  LOC: Vermont National Bank . . . . . . . . . . . . . . . . . . . . . .      650,000         650,000
Student Assistance Corp. Promissory Notes, 4.55%, 12/15/00 . . . . . . .   11,830,000      11,832,957

VIRGINIA - 1.6%
Henrico County IDA Revenue VRDN, 4.50%, 10/1/00,
  LOC: Tokai Bank Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .      200,000         200,000
Public School Authority Revenue Bonds, Series I, 4.25%, 8/1/99 . . . . .    5,520,000       5,548,649
State Housing Development Authority Construction Loan Notes,
  6.875%, 1/1/17 . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,885,000       1,885,000


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ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 23
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


                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                               AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------
WASHINGTON - 3.9%
Public Power Supply Revenue Bonds, Series A,
  4.50%, 7/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,935,000      $1,948,119
  4.75%, 7/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10,000,000      10,103,800
State GO Bonds, Series R, 4.20%, 8/1/98. . . . . . . . . . . . . . . . .    7,000,000       7,019,810

OTHER - 1.2%
Fort Mojave Indian Tribe of Arizona, California and Nevada
  Public Facilities Combined Limited Obligation and
  Revenue Bonds Adjustable Rate and Tender Series A
  of 1993, 11.50%, 12/1/18 . . . . . . . . . . . . . . . . . . . . . . .    4,105,180       4,105,180
Pitney Bowes Credit Corp. LeaseTOPS Trust Certificates,
  4.10%, 4/1/98, BPA: Pitney Bowes Credit. . . . . . . . . . . . . . . .    1,500,000       1,500,000
  4.10%, 2/11/11, LOC: Landesbank Hessen-Thuringen . . . . . . . . . . .      400,000         400,000

       TOTAL INVESTMENTS (Cost $490,870,146) - 100.5%. . . . . . . . . .                  492,788,353
       Other assets and liabilities, net - (0.5%). . . . . . . . . . . .                   (2,608,649)
                                                                                        ---------------
       NET ASSETS - 100.0% . . . . . . . . . . . . . . . . . . . . . . .                 $490,179,704
                                                                                        ---------------
                                                                                        ---------------


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
24 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT
--------------------------------------------------------------------------------

                            LONG-TERM PORTFOLIO
                          PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1997


                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.1%                                                AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------
ALASKA - 2.2%
Anchorage Revenue Bonds, 6.00%, 10/1/14, FGIC Insured. . . . . . . . . .   $1,000,000     $1,125,840

ARIZONA - 4.5%
Maricopa County School District 69 Revenue Bonds, 6.25%,
  7/1/14, FSA Insured. . . . . . . . . . . . . . . . . . . . . . . . . .    2,000,000      2,317,980

CALIFORNIA - 4.5%
Los Angeles Unilateral School District GO Bonds, Series A,
  6.00%, 7/1/15, FGIC Insured. . . . . . . . . . . . . . . . . . . . . .    1,000,000      1,130,800
Paramount MFH Revenue VRDN, 4.72%, 10/1/18 . . . . . . . . . . . . . . .    1,150,000      1,150,000

COLORADO - 2.9%
City and County Airport Revenue Bonds, Series A,
  7.20%, 11/15/02. . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,300,000      1,453,270

DELAWARE - 0.2%
Dover Electric Power Revenue Bonds, 7.00%, 7/1/15. . . . . . . . . . . .       80,000         87,006

FLORIDA - 22.8%
Dade County Educational Facilities Authority Revenue Bonds,
  6.00%, 4/1/08, MBIA Insured. . . . . . . . . . . . . . . . . . . . . .    1,700,000      1,915,611
Dade County GO Bonds, 7.75%, 10/1/18, AMBAC Insured. . . . . . . . . . .    2,000,000      2,712,940
Dade County IDA Revenue Bonds, 8.00%, 6/1/22 . . . . . . . . . . . . . .    1,900,000      2,103,338
Flagler County Special Assessment Revenue Bonds,
  7.20%, 7/1/14. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000      1,111,920
Tampa Capital Improvement Program Revenue Bonds, Series B,
  8.375%, 10/1/18, IA: Yasuda T&B. . . . . . . . . . . . . . . . . . . .    1,500,000      1,537,410
Tampa Palms Community Development Special Assessment
  Revenue Bonds, 5.90%, 5/1/08, MBIA Insured . . . . . . . . . . . . . .    2,000,000      2,228,000

GEORGIA - 4.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority Revenue
  Bonds, 6.75%, 10/1/26. . . . . . . . . . . . . . . . . . . . . . . . .    2,000,000      2,216,680

GUAM - 2.0%
Government Limited Obligation Revenue Bonds, Series A,
  5.00%, 11/1/17, AMBAC Insured. . . . . . . . . . . . . . . . . . . . .    1,000,000        995,200

ILLINOIS - 2.0%
Fulton IDA Revenue VRDN, 4.00%, 4/1/12,
  LOC: Firstar Bank, Milwaukee . . . . . . . . . . . . . . . . . . . . .    1,000,000      1,000,000

INDIANA - 2.4%
Indianapolis Local Public Improvement Bond Bank
  Revenue Bonds, 6.75%, 2/1/14 . . . . . . . . . . . . . . . . . . . . .    1,000,000      1,199,200


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ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 25
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



                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                               AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
LOUISIANA - 7.2%
State Public Finance Agency MFH Revenue Bonds,
  7.75%, 11/1/16, Asset Guaranty Insured . . . . . . . . . . . . . . . .   $1,690,000     $1,814,874
  7.00%, 6/1/24. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,690,000      1,847,998

MARYLAND - 6.4%
Cambridge Economic Development Revenue Bonds,
  8.50%, 4/1/14. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,100,000      2,374,302
State Community Development Authority Mortgage
  Revenue Bonds, 7.70%, 4/1/15 . . . . . . . . . . . . . . . . . . . . .      845,000        886,033

MASSACHUSETTS - 2.0%
State GO Bonds, Series A, 5.00%, 7/1/12,
  AMBAC Insured. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000      1,022,820

MICHIGAN - 5.6%
Detroit Water Supply System Revenue Bonds, Series A,
  5.00%, 7/1/27, MBIA  Insured . . . . . . . . . . . . . . . . . . . . .    1,700,000      1,656,497
Southfield Economic Development Corporation Revenue
  VRDN, 5.95%, 5/15/11, INSUR: Firemans Insurance
  Company, NJ. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       80,000         80,000
State Hospital Finance Authority Revenue Bonds,
  7.00%, 11/1/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000      1,116,300

NEW JERSEY - 4.5%
Jersey City GO Bonds, Series A, 6.25%, 10/1/10 . . . . . . . . . . . . .    2,000,000      2,313,400

NEW YORK - 5.6%
New York and New Jersey Port Authority, Ninety-Third Series
  Consolidated Revenue Bonds, 6.125%, 6/1/2094 . . . . . . . . . . . . .    2,500,000      2,865,500

OHIO - 2.1%
Cleveland Waterworks Revenue Bonds, 5.50%, 1/1/21,
  MBIA Insured . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000      1,070,730

RHODE ISLAND - 2.2%
Port Authority & Economic Development Corp. Airport Revenue
  Bonds, Series A, 7.00%, 7/1/14, FSA Insured. . . . . . . . . . . . . .      500,000        612,100
State Housing & Mortgage Finance Corp. Revenue Bonds, Series B,
  7.95%, 10/1/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      500,000        527,225

TEXAS - 6.5%
Houston Water Conveyance System Contract COPs,
  6.125%, 12/15/09, AMBAC Insured. . . . . . . . . . . . . . . . . . . .    1,000,000      1,146,970
Tarrant County Health Facilities Development Revenue Bonds,
  Series A, 5.75%, 2/15/15, MBIA Insured . . . . . . . . . . . . . . . .    2,000,000      2,171,080

VERMONT - 2.6%
State Educational and Health Buildings Finance Agency
  Hospital Revenue Bonds, 6.00%, 9/1/06. . . . . . . . . . . . . . . . .    1,250,000      1,346,050

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26 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                               AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
VIRGINIA - 5.6%
Arlington County GO Bonds, Series 1993,
  6.00%, 6/1/11. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,000,000     $1,131,450
Chesapeake IDA Public Facilities Lease Revenue Bonds, 6.00%,
  6/1/08, MBIA Insured . . . . . . . . . . . . . . . . . . . . . . . . .    1,000,000      1,126,270
Henrico County IDA Revenue VRDN, 4.50%, 10/01/00,
  LOC: Tokai Bank Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .      600,000        600,000
                                                                                         ------------

  Total Municipal Obligations (Cost $46,352,074) . . . . . . . . . . . .                  49,994,794
                                                                                         ------------

OPTIONS PURCHASED - 0.1%                                                    CONTRACTS
-----------------------------------------------------------------------------------------------------
Put Options on June 1998 U.S. Treasury Bond Futures,
  Expiration 5/15/98, Strike Price 112 . . . . . . . . . . . . . . . . .           75         29,297
                                                                                         ------------

  Total Options (Cost $60,510) . . . . . . . . . . . . . . . . . . . . .                      29,297
                                                                                         ------------


        TOTAL INVESTMENTS (Cost $46,412,584) - 98.2% . . . . . . . . . .                 $50,024,091
        Other assets and liabilities, net - 1.8% . . . . . . . . . . . .                     941,514
                                                                                         ------------
        NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . .                 $50,965,605
                                                                                         ------------
                                                                                         ------------



EXPLANATION OF GUARANTEES:
BPA:  BOND-PURCHASE AGREEMENT                        GIC:  GUARANTEED INVESTMENT CONTRACT
GA:  GUARANTY AGREEMENT                              SURBD:  SURETY BOND
LOC:  LETTER OF CREDIT                               TOA:  TENDER OPTION AGREEMENT
C/LOC:  COLLATERALIZED LOC                           IA:  INVESTMENT AGREEMENT
INSUR:  INSURANCE

ABBREVIATIONS:
IDA:  INDUSTRIAL DEVELOPMENT AUTHORITY               VRDN:  VARIABLE RATE DEMAND NOTES
MFH:  MULTI-FAMILY HOUSING                           GO:  GENERAL OBLIGATION
COPs:  CERTIFICATES OF PARTICIPATION

CERTAIN SECURITIES HAVE OPTIONAL OR MANDATORY TENDER FEATURES WHICH GIVE THEM A SHORTER EFFECTIVE
MATURITY DATE.

SEE NOTES TO FINANCIAL STATEMENTS.

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ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 27
--------------------------------------------------------------------------------

                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1997

                                                         MONEY MARKET    LIMITED-TERM     LONG-TERM
ASSETS                                                     PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------
Investment in securities . . . . . . . . . . . . . . . .$1,462,638,324   $492,788,353    $50,024,091
Cash . . . . . . . . . . . . . . . . . . . . . . . . . .            --      2,713,129        149,248
Receivable for securities sold . . . . . . . . . . . . .    10,312,247             --      2,503,075
Receivable for shares sold . . . . . . . . . . . . . . .     4,722,509             --             --
Interest receivable. . . . . . . . . . . . . . . . . . .     9,423,489      6,377,837        770,185
Other assets . . . . . . . . . . . . . . . . . . . . . .        72,274         32,218          9,526
                                                        ---------------  -------------    ------------
  Total assets . . . . . . . . . . . . . . . . . . . . . 1,487,168,843    501,911,537     53,456,125
                                                        ---------------  -------------    ------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for securities purchased . . . . . . . . . . . .    29,585,637     10,327,696      2,418,575
Payable for shares redeemed. . . . . . . . . . . . . . .            --      1,059,355         29,835
Payable to Bank. . . . . . . . . . . . . . . . . . . . .        22,523             --             --
Payable to Calvert Asset Management Company, Inc.. . . .       328,424        278,609         30,381
Payable to Calvert Administrative Service Company . . . .       323,329          3,615            362
Payable to Calvert Shareholders Services, Inc. . . . . .       152,305         14,308          2,059
Payable to Calvert Distributors, Inc.. . . . . . . . . .            --             --          3,888
Accrued expenses and other liabilities . . . . . . . . .       320,027         48,250          5,420
                                                        ---------------  -------------   ------------
  Total liabilities. . . . . . . . . . . . . . . . . . .    30,732,245     11,731,833      2,490,520
                                                        ---------------  -------------   ------------
     Net assets. . . . . . . . . . . . . . . . . . . . .$1,456,436,598   $490,179,704    $50,965,605
                                                        ---------------  -------------   ------------
                                                        ---------------  -------------   ------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital applicable to the following shares of
  beneficial interest, unlimited number of no par
  value shares authorized:
     Money Market Portfolio
       Class O:
          1,405,404,125 shares outstanding . . . . . . .$1,405,291,715
       Institutional Class:
          51,084,219 shares outstanding. . . . . . . . .    51,081,396
     Limited-Term Portfolio Class A:
       45,808,410 shares outstanding . . . . . . . . . .                 $488,269,197
     Long-Term Portfolio Class A:
       2,950,226 shares outstanding. . . . . . . . . . .                                 $46,983,660
Undistributed net investment income. . . . . . . . . . .        63,487        135,049         53,416
Accumulated net realized gain (loss) on investments. . .            --       (142,749)       317,022
Net unrealized appreciation (depreciation)
  on investments . . . . . . . . . . . . . . . . . . . .            --      1,918,207      3,611,507
                                                        ---------------  -------------   ------------

  NET ASSETS . . . . . . . . . . . . . . . . . . . . . .$1,456,436,598   $490,179,704    $50,965,605
                                                        ---------------  -------------   ------------
                                                        ---------------  -------------   ------------

NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Money Market Portfolio
  Class O (based on net assets of $1,405,349,877). . . .         $1.00
                                                          ------------
                                                          ------------
  Institutional Class (based on net assets of $51,086,721)       $1.00
                                                          ------------
                                                          ------------
Limited-Term Portfolio Class A . . . . . . . . . . . . .                       $10.70
                                                                       --------------
                                                                       --------------
Long-Term Portfolio Class A. . . . . . . . . . . . . . .                                      $17.28
                                                                                       -------------
                                                                                       -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
28 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT
--------------------------------------------------------------------------------

                           STATEMENTS OF OPERATIONS
                         YEAR ENDED DECEMBER 31, 1997


                                                          MONEY MARKET   LIMITED-TERM     LONG-TERM
NET INVESTMENT INCOME                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------
Investment Income
  Interest income. . . . . . . . . . . . . . . . . . . .   $62,616,253    $24,518,117     $3,080,086
                                                          -------------  -------------   -------------
Expenses
  Investment advisory fee. . . . . . . . . . . . . . . .     5,409,090      3,164,772        307,550
  Transfer agency fees and expenses. . . . . . . . . . .     1,843,154        184,634         25,144
  Distribution Plan expenses:
     Class MMP . . . . . . . . . . . . . . . . . . . . .        59,719             --             --
     Class A . . . . . . . . . . . . . . . . . . . . . .            --             --         46,132
  Trustees' fees and expenses. . . . . . . . . . . . . .       210,221         72,792          7,021
  Administrative fees
     Class O . . . . . . . . . . . . . . . . . . . . . .     1,682,754             --             --
     Institutional Class . . . . . . . . . . . . . . . .        24,010             --             --
     Class A . . . . . . . . . . . . . . . . . . . . . .            --         43,210          4,158
  Custodian fees . . . . . . . . . . . . . . . . . . . .       118,924         54,902         13,804
  Registration fees. . . . . . . . . . . . . . . . . . .       228,044         47,659         23,873
  Reports to shareholders. . . . . . . . . . . . . . . .       515,863        101,477         13,135
  Professional fees. . . . . . . . . . . . . . . . . . .        58,539         19,880          1,919
  Miscellaneous. . . . . . . . . . . . . . . . . . . . .       156,297         48,107          5,528
  Reimbursement from Advisor
     Class O . . . . . . . . . . . . . . . . . . . . . .            --             --             --
     Institutional Class . . . . . . . . . . . . . . . .       (25,375)            --             --
                                                          -------------  -------------   -------------
       Total expenses. . . . . . . . . . . . . . . . . .    10,281,240      3,737,433        448,264
       Fees paid indirectly. . . . . . . . . . . . . . .      (118,924)       (54,902)       (13,804)
                                                          -------------  -------------   -------------
          Net expenses . . . . . . . . . . . . . . . . .    10,162,316      3,682,531        434,460
                                                          -------------  -------------   -------------

       NET INVESTMENT INCOME . . . . . . . . . . . . . .    52,453,937     20,835,586      2,645,626
                                                          -------------  -------------   -------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Net realized gain (loss) . . . . . . . . . . . . . . . .        28,848        159,810        549,837
Change in unrealized appreciation or depreciation. . . .            --        205,433        942,620
                                                          -------------  -------------   -------------

     NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS. . . . . . . . . . . . .        28,848        365,243      1,492,457
                                                          -------------  -------------   -------------

     INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS . . . . . . . . . . . . .   $52,482,785    $21,200,829     $4,138,083
                                                          -------------  -------------   -------------
                                                          -------------  -------------   -------------




SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ANNUAL REPORT                                     CALVERT TAX-FREE RESERVES - 29
--------------------------------------------------------------------------------

                            MONEY MARKET PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                           YEAR ENDED     YEAR ENDED
                                                           DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                              1997           1996
------------------------------------------------------------------------------------------
Operations
  Net investment income. . . . . . . . . . . . . . . . .   $52,453,937       $57,218,223
  Net realized gain (loss) . . . . . . . . . . . . . . .        28,848            33,590
                                                        ---------------   ----------------

       INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS . . . . . . . . . . . .    52,482,785        57,251,813
                                                        ---------------   ----------------

Distributions to shareholders from
  Net investment income:
     Class O shares. . . . . . . . . . . . . . . . . . .   (50,409,548)      (56,093,159)
     Institutional Class shares  . . . . . . . . . . . .    (2,109,318)       (1,031,769)
  Net realized gain on investments:
     Class O shares. . . . . . . . . . . . . . . . . . .       (27,838)               --
     Institutional Class shares. . . . . . . . . . . . .        (1,010)               --
                                                        ---------------   ----------------
  Total distributions. . . . . . . . . . . . . . . . . .   (52,547,714)      (57,124,928)
                                                        ---------------   ----------------

Capital share transactions
  Shares sold:
     Class O shares. . . . . . . . . . . . . . . . . . . 3,040,009,059     4,893,871,993
     Class O shares issued from merger (Note A). . . . .            --        25,561,370
     Institutional Class shares  . . . . . . . . . . . .   767,943,597        49,376,871
  Reinvestment of distributions:
     Class O shares. . . . . . . . . . . . . . . . . . .    48,300,641        53,590,469
     Institutional Class shares  . . . . . . . . . . . .       989,318         1,008,296
  Shares redeemed:
     Class O shares. . . . . . . . . . . . . . . . . . .(3,233,630,004)   (5,163,255,645)
     Institutional Class shares  . . . . . . . . . . . .  (751,001,884)      (58,963,850)
                                                        ---------------   ----------------
  Total capital share transactions . . . . . . . . . . .  (127,389,273)     (198,810,496)
                                                        ---------------   ----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . .  (127,454,202)     (198,683,611)

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . . 1,583,890,800     1,782,574,411
                                                        ---------------   ----------------
End of year (including undistributed net investment
  income of $63,487 and $128,416, respectively). . . . .$1,456,436,598    $1,583,890,800
                                                        ---------------   ----------------
                                                        ---------------   ----------------

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
Shares sold:
  Class O shares . . . . . . . . . . . . . . . . . . . . 3,040,009,059     4,893,872,122
  Class O shares issued from merger (Note A) . . . . . .            --        25,561,370
  Institutional Class shares . . . . . . . . . . . . . .   767,943,597        49,376,871
Reinvestment of distributions:
  Class O shares . . . . . . . . . . . . . . . . . . . .    48,300,641        53,590,469
  Institutional Class shares . . . . . . . . . . . . . .       989,318         1,008,296
Shares redeemed:
  Class O shares . . . . . . . . . . . . . . . . . . . .(3,233,630,004)   (5,163,247,502)
  Institutional Class shares . . . . . . . . . . . . . .  (751,001,884)      (58,963,639)
                                                        ---------------   ----------------
Total capital share activity . . . . . . . . . . . . . .  (127,389,273)     (198,802,013)
                                                        ---------------   ----------------
                                                        ---------------   ----------------


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
30 - CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT
--------------------------------------------------------------------------------

                                          LIMITED-TERM PORTFOLIO
                                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED     YEAR ENDED
                                                                         DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                            1997           1996
----------------------------------------------------------------------------------------------------
Operations
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .  $20,835,586    $21,362,929
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .      159,810        109,135
  Change in unrealized appreciation or depreciation. . . . . . . . . . .      205,433     (1,443,220)
                                                                         ------------   ------------
          INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . . .   21,200,829     20,028,844
                                                                         ------------   ------------

Distributions to shareholders from
  Net investment income:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . .  (20,821,712)   (20,638,063)
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . . .           --       (860,629)
                                                                         ------------   ------------
  Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . .  (20,821,712)   (21,498,692)
                                                                         ------------   ------------
Capital share transactions
  Shares sold:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . .  286,871,063    281,591,729
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . . .           --     18,545,971
  Reinvestment of distributions:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . .   16,952,842     16,001,306
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . . .           --        829,298
  Shares redeemed:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . . (326,364,971)  (241,582,307)
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . . .           --    (49,338,119)
                                                                         ------------   ------------
  Total capital share transactions . . . . . . . . . . . . . . . . . . .  (22,541,066)    26,047,878
                                                                         ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . .  (22,161,949)    24,578,030

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . .  512,341,653    487,763,623
                                                                         ------------   ------------
End of year (including undistributed net investment
  income of $135,049 and $154,923, respectively) . . . . . . . . . . . . $490,179,704   $512,341,653
                                                                         ------------   ------------
                                                                         ------------   ------------

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------
Shares sold:
  Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .   26,812,094     26,296,141
  Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --      1,738,075
Reinvestment of distributions:
  Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,586,656      1,496,514
  Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --         77,843
Shares redeemed:
  Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (30,512,482)   (22,560,453)
  Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --     (4,629,558)
                                                                         ------------   ------------
Total capital share activity . . . . . . . . . . . . . . . . . . . . . .   (2,113,732)     2,418,562
                                                                         ------------   ------------
                                                                         ------------   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ANNUAL REPORT  CALVERT TAX-FREE RESERVES - 31


                                            LONG-TERM PORTFOLIO
                                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED     YEAR ENDED
                                                                         DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                            1997           1996
----------------------------------------------------------------------------------------------------
Operations
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .   $2,645,626     $2,938,135
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .      549,837       (180,586)
  Change in unrealized appreciation or depreciation. . . . . . . . . . .      942,620     (1,414,590)
                                                                         ------------   ------------
          INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . . .    4,138,083      1,342,959
                                                                         ------------   ------------
Distributions to shareholders from
  Net investment income:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . .   (2,660,919)    (2,985,717)
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . . .           --        (53,884)
  Net realized gain on investments:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . .      (61,075)       (35,067)
                                                                         ------------   ------------
  Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . .   (2,721,994)    (3,074,668)
                                                                         ------------   ------------
Capital share transactions
  Shares sold:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . .    5,996,763      7,505,675
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . . .           --        846,535
  Reinvestment of distributions:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . .    2,235,768      2,461,574
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . . .           --         52,534
  Shares redeemed:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . .  (11,628,213)   (12,713,133)
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . . .           --     (2,513,044)
                                                                         ------------   ------------
  Total capital share transactions . . . . . . . . . . . . . . . . . . .   (3,395,682)    (4,359,859)
                                                                         ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . .   (1,979,593)    (6,091,568)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . .   52,945,198     59,036,766
                                                                         ------------   ------------
End of year (including undistributed net investment
  income of $53,416 and $74,260, respectively) . . . . . . . . . . . . .  $50,965,605    $52,945,198
                                                                         ------------   ------------
                                                                         ------------   ------------

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------
Shares sold:
  Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .      356,893        447,469
  Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --         50,957
Reinvestment of distributions:
  Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .      132,740        146,928
  Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --          3,173
Shares redeemed:
  Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (688,631)      (758,710)
  Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --       (152,069)
                                                                         ------------   ------------
Total capital share activity . . . . . . . . . . . . . . . . . . . . . .     (198,998)      (262,252)
                                                                         ------------   ------------
                                                                         ------------   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

32 - CALVERT TAX-FREE RESERVES  ANNUAL REPORT

                       NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: The Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of five separate portfolios, three of which are reported herein; Money Market, Limited-Term and Long-Term. The operations of each series are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% for Limited-Term and 3.75% for Long-Term. On October 29, 1996, all outstanding Class C shares of Limited-Term and Long-Term were converted into an equivalent value of Class A shares. This transaction was a tax-free exchange and no sales charge was applied to the Class A shares issued.

On July 29, 1997, all outstanding Class MMP shares were converted automatically into Class O shares of the Money Market Portfolio. This transaction was a non-taxable exchange. On August 1, 1997, Class MMP changed its name and was converted to the Institutional Class, with a lower expected expense ratio and a minimum initial investment of $1,000,000.

On April 26, 1996, the net assets of Calvert Tax-Free Reserves New Jersey Money Market Portfolio ("New Jersey") were merged into Money Market Portfolio. The acquisition was accomplished by a tax-free exchange of 25,561,370 shares of Money Market Portfolio (valued at $25,561,370) for the 25,561,370 shares of New Jersey outstanding at April 26, 1996. New Jersey's net assets at that date were combined with those of Money Market Portfolio. The aggregate net assets of Money Market Portfolio and New Jersey immediately before the acquisition were $1,721,364,392 and $25,552,886, respectively.

SECURITY VALUATION: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. All securities for Money Market are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

OPTIONS: Long-Term may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

FUTURES CONTRACTS: Long-Term may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or

                                  ANNUAL REPORT  CALVERT TAX-FREE RESERVES - 33
realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

The Fund hereby designates $61,075 as capital gain dividends paid for Long-Term Portfolio during the taxable year ended December 31, 1997. Of the amount designated, 100% is taxable at the 20% maximum capital gain rate.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

                                    FIRST              NEXT           OVER
                                 $500 MILLION       $500 MILLION   $1 BILLION
-------------------------------------------------------------------------------
Money Market
     1/1/97-7/31/97 . . . . . . .  .50%                 .45%          .40%
     8/1/97-12-31-97. . . . . . .  .25%                 .20%          .15%
Limited-Term. . . . . . . . . . .  .60%                 .50%          .40%
Long-Term . . . . . . . . . . . .  .60%                 .50%          .40%


Due to the conversion of Class MMP to the Institutional Class on August 1, 1997, the fees paid to the Advisor for the Money Market Portfolios Class O and Institutional Class changed as reflected above.


34 - CALVERT TAX-FREE RESERVES  ANNUAL REPORT

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Due to the conversion of Class MMP to the Institutional Class on August 1, 1997, the fee structure changed. Prior to August 1, 1997 the Fund paid, monthly, a pro rata portion of a $200,000 annual fee, which was allocated to all of the Portfolios of the Fund based on their relative net assets. Effective August 1, 1997, Class O and Institutional Class of Money Market pays annual rates of .26% and .05%, respectively, based of their average daily net assets. The remaining portfolios of the Fund pays monthly an annual fee, of $80,000, which is allocated between the Portfolios based on their relative net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class MMP of Money Market and Long-Term, allow the Portfolios to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .35% on Long-Term. Effective August 1, 1997, Class MMP which was converted into the Institutional Class, terminated it Distribution Plan.

The Distributor paid $101,072 in addition to the commissions charged on sales of Limited-Term, and received $11,019 as its portion of commissions charged on sales of Long-Term.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

NOTE C -- INVESTMENT ACTIVITY

During the period, purchases and sales of investments, other than short-term securities, were:


                                               LIMITED-TERM       LONG-TERM
----------------------------------------------------------------------------
Purchases . . . . . . . . . . . . . . . . . .  229,949,900        20,191,199
Sales . . . . . . . . . . . . . . . . . . . .  189,346,358        28,414,696


Money Market held only short-term investments.

The cost of investments owned at December 31, 1997 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) as of December 31, 1997 and the net capital loss carryforwards as of December 31, 1997 with expiration dates:


                                   MONEY MARKET   LIMITED-TERM    LONG-TERM
----------------------------------------------------------------------------
Unrealized appreciation . . . . . .          --     1,918,207      3,656,079
Unrealized depreciation . . . . . .          --            --        (44,572)
                                    ------------  -----------     -----------
     Net. . . . . . . . . . . . . .          --     1,918,207      3,611,507
                                    ------------  -----------     -----------
                                    ------------  -----------     -----------

Capital loss carryforward . . . . .          --       142,749             --
Expiration dates. . . . . . . . . .          --          2002             --


Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

                                  ANNUAL REPORT  CALVERT TAX-FREE RESERVES - 35

NOTE D -- LINE OF CREDIT

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at December 31, 1997.

36 CALVERT TAX-FREE RESERVES                                     ANNUAL REPORT

                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS


                                                                                        CLASS O SHARES -- YEARS ENDED
                                                                         ---------------------------------------------------------
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                             1997           1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . .     $       1.00   $       1.00   $       1.00   $       1.00
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .             .033           .033           .040           .028
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .            (.033)         (.033)         (.040)         (.028)
                                                                         ------------   ------------   ------------   ------------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . .     $       1.00   $       1.00   $       1.00   $       1.00
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------

Total return*. . . . . . . . . . . . . . . . . . . . . . . . . . . .             3.38%          3.33%          4.02%          2.81%
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .             3.32%          3.28%          3.93%          2.75%
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . .              .65%           .65%           .62%             --
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .              .64%           .64%           .61%           .62%
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . .     $  1,405,350   $  1,550,731   $  1,740,839   $  1,344,595
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . .        1,405,404      1,550,724      1,740,948      1,344,668
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------

                                                                      CLASS O SHARES     INSTITUTIONAL CLASS/MMP++ -- PERIODS ENDED
                                                                                       --------------------------------------------
                                                                         DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                            1993          1997           1996          1995^
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . .     $       1.00   $       1.00   $       1.00   $       1.00
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .             .024           .031           .030           .008
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .            (.024)         (.031)         (.030)         (.008)
                                                                         ------------   ------------   ------------   ------------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . .     $       1.00   $       1.00   $       1.00   $       1.00
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
Total return*. . . . . . . . . . . . . . . . . . . . . . . . . . . .             2.41%          3.12%          2.68%           .79%
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .             2.37%          3.37%          2.65%      3.19%(a)
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . .               --            .63%          1.29%      1.35%(a)
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .              .60%           .62%          1.28%      1.34%(a)
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
  Expenses reimbursed. . . . . . . . . . . . . . . . . . . . . . . .               --           (.04%)           --             --
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . .     $  1,500,614   $     51,087   $     33,160   $     41,736
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . .        1,500,557         51,084         33,153         41,732
                                                                         ------------   ------------   ------------   ------------
                                                                         ------------   ------------   ------------   ------------


ANNUAL REPORT                                    CALVERT TAX-FREE RESERVES - 37

                            LIMITED-TERM PORTFOLIO
                             FINANCIAL HIGHLIGHTS

                                                                                         YEARS ENDED
                                                                         -------------------------------------------
                                                                            DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
CLASS A SHARES                                                                  1997           1996          1995
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .     $      10.69   $      10.72   $      10.59
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .              .42            .44            .45
  Net realized and unrealized gain (loss). . . . . . . . . . . . . . .              .01           (.03)           .13
                                                                           ------------   ------------   ------------
     Total from investment operations. . . . . . . . . . . . . . . . .              .43            .41            .58
                                                                           ------------   ------------   ------------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             (.42)          (.44)          (.45)
                                                                           ------------   ------------   ------------
Total increase (decrease) in net asset value . . . . . . . . . . . . .              .01           (.03)           .13
                                                                           ------------   ------------   ------------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .     $      10.70   $      10.69   $      10.72
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------

Total return*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4.07%          3.94%          5.55%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             3.91%          4.12%          4.21%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .              .70%           .71%           .71%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              .69%           .70%           .70%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .               52%            45%            33%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .     $    490,180   $    512,342   $    457,707
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .           45,808         47,922         42,690
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------


                                                                                   YEARS ENDED
                                                                           ---------------------------
                                                                           DECEMBER 31,   DECEMBER 31,
CLASS A SHARES                                                                 1994           1993
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .     $      10.72   $      10.68
                                                                           ------------   ------------
                                                                           ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .              .39            .38
  Net realized and unrealized gain (loss). . . . . . . . . . . . . . .             (.13)           .04
                                                                           ------------   ------------
     Total from investment operations. . . . . . . . . . . . . . . . .              .26            .42
                                                                           ------------   ------------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             (.39)          (.38)
                                                                           ------------   ------------
Total increase (decrease) in net asset value . . . . . . . . . . . . .             (.13)           .04
                                                                           ------------   ------------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .     $      10.59   $      10.72
                                                                           ------------   ------------
                                                                           ------------   ------------

Total return*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2.42%          4.02%
                                                                           ------------   ------------
                                                                           ------------   ------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             3.60%          3.59%
                                                                           ------------   ------------
                                                                           ------------   ------------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .               --             --
                                                                           ------------   ------------
                                                                           ------------   ------------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              .66%           .67%
                                                                           ------------   ------------
                                                                           ------------   ------------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .               27%            14%
                                                                           ------------   ------------
                                                                           ------------   ------------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .     $    544,822   $    663,305
                                                                           ------------   ------------
                                                                           ------------   ------------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .           51,424         61,861
                                                                           ------------   ------------
                                                                           ------------   ------------


38 - CALVERT TAX-FREE RESERVES                                    ANNUAL REPORT

                            LIMITED-TERM PORTFOLIO
                             FINANCIAL HIGHLIGHTS

                                                                                         PERIODS ENDED
                                                                          -------------------------------------------
                                                                           OCTOBER 29,     DECEMBER 31,  DECEMBER 31,
CLASS C SHARES                                                               1996             1995          1994
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .     $      10.68   $      10.56   $      10.70
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .              .30            .38            .27
  Net realized and unrealized gain (loss). . . . . . . . . . . . . . .             (.02)           .13           (.12)
                                                                           ------------   ------------   ------------
     Total from investment operations. . . . . . . . . . . . . . . . .              .28            .51            .15
                                                                           ------------   ------------   ------------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             (.31)          (.39)          (.29)
                                                                           ------------   ------------   ------------
Total increase (decrease) in net asset value . . . . . . . . . . . . .             (.03)           .12           (.14)
                                                                           ------------   ------------   ------------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .     $      10.65   $      10.68   $      10.56
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------

Total return*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2.63%          4.86%          1.43%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .         3.45%(a)          3.57%       3.05%(a)
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .         1.43%(a)          1.35%             --
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.42%(a)          1.34%       1.38%(a)
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .               27%            33%            27%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .     $     29,215   $     30,057   $     31,081
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .            2,744          2,814          2,942
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------


ANNUAL REPORT                                    CALVERT TAX-FREE RESERVES - 39

                             LONG-TERM PORTFOLIO
                             FINANCIAL HIGHLIGHTS

                                                                                         YEARS ENDED
                                                                         -------------------------------------------
                                                                            DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
CLASS A SHARES                                                                  1997           1996          1995
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .     $      16.81   $      17.31   $      15.83
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .              .87            .93            .95
  Net realized and unrealized gain (loss). . . . . . . . . . . . . . .              .50           (.46)          1.53
                                                                           ------------   ------------   ------------
     Total from investment operations. . . . . . . . . . . . . . . . .             1.37            .47           2.48
                                                                           ------------   ------------   ------------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             (.87)          (.95)          (.91)
  Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .             (.03)          (.02)          (.09)
                                                                           ------------   ------------   ------------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .             (.90)          (.97)         (1.00)
                                                                           ------------   ------------   ------------
Total increase (decrease) in net asset value . . . . . . . . . . . . .              .47           (.50)          1.48
                                                                           ------------   ------------   ------------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .     $      17.28   $      16.81   $      17.31
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------

Total return * . . . . . . . . . . . . . . . . . . . . . . . . . . . .             8.41%          2.89%         16.05%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             5.16%          5.50%          5.71%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .              .87%           .89%           .87%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              .85%           .86%           .85%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .               41%            41%            58%
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .     $     50,966   $     52,945   $     57,359
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .            2,950          3,149          3,314
                                                                           ------------   ------------   ------------
                                                                           ------------   ------------   ------------


                                                                                   YEARS ENDED
                                                                           ---------------------------
                                                                           DECEMBER 31,   DECEMBER 31,
CLASS A SHARES                                                                 1994           1993
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .     $      17.15   $      16.32
                                                                           ------------   ------------
                                                                           ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .              .93            .94
  Net realized and unrealized gain (loss). . . . . . . . . . . . . . .            (1.33)           .83
                                                                           ------------   ------------
     Total from investments. . . . . . . . . . . . . . . . . . . . . .             (.40)          1.77
                                                                           ------------   ------------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             (.92)          (.94)
  Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .               --             --
                                                                           ------------   ------------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .             (.92)          (.94)
                                                                           ------------   ------------
Total increase (decrease) in net asset value . . . . . . . . . . . . .            (1.32)           .83
                                                                           ------------   ------------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .     $      15.83   $      17.15
                                                                           ------------   ------------
                                                                           ------------   ------------

Total return * . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2.30%)        11.12%
                                                                           ------------   ------------
                                                                           ------------   ------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             5.73%          5.59%
                                                                           ------------   ------------
                                                                           ------------   ------------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .               --             --
                                                                           ------------   ------------
                                                                           ------------   ------------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              .81%           .78%
                                                                           ------------   ------------
                                                                           ------------   ------------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .               98%            97%
                                                                           ------------   ------------
                                                                           ------------   ------------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .     $     47,267   $     55,204
                                                                           ------------   ------------
                                                                           ------------   ------------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .            2,985          3,219
                                                                           ------------   ------------
                                                                           ------------   ------------


40 - CALVERT TAX-FREE RESERVES                                    ANNUAL REPORT

                                      LONG-TERM PORTFOLIO
                                      FINANCIAL HIGHLIGHTS

                                                                                            PERIODS ENDED
                                                                             ------------------------------------------
                                                                             OCTOBER 29,   DECEMBER 31,    DECEMBER 31,
CLASS C SHARES                                                                   1996          1995           1994#
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .         $17.13         $15.72         $16.86
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .            .52            .78            .58
  Net realized and unrealized gain (loss). . . . . . . . . . . . . . .           (.56)          1.46          (1.04)
                                                                             --------      ---------       --------
     Total from investment operations. . . . . . . . . . . . . . . . .           (.04)          2.24           (.46)
                                                                             --------      ---------       --------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           (.54)          (.74)          (.68)
  Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .             --           (.09)            --
                                                                             --------      ---------       --------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .           (.54)           .83           (.68)
                                                                             --------      ---------       --------
Total increase (decrease) in net asset value . . . . . . . . . . . . .           (.58)          1.41          (1.14)
                                                                             --------      ---------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .         $16.55         $17.13         $15.72
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------
Total return * . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.17%)        14.51%         (2.24%)
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .        3.89%(a)         4.34%        3.57%(a)
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .        2.52%(a)         2.19%             --
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2.49%(a)         2.17%        2.55%(a)
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------
  Expenses reimbursed. . . . . . . . . . . . . . . . . . . . . . . . .       (.02%)(a)            --        3.06%(a)
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .            30%            58%            98%
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .         $1,307         $1,678           $871
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .             79             98             55
                                                                             --------      ---------       --------
                                                                             --------      ---------       --------

(a) ANNUALIZED
*   TOTAL RETURN DOES NOT REFLECT DEDUCTION OF CLASS A FRONT-END SALES CHARGE.
+ EFFECTIVE DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE REDUCTION FOR FEES PAID INDIRECTLY; SUCH REDUCTIONS ARE INCLUDED IN THE RATIO OF NET EXPENSES.
^   FROM OCTOBER 2, 1995 INCEPTION.
#   FROM MARCH 1, 1994 INCEPTION.
++ ON AUGUST 1, 1997, CLASS MMP CHANGED ITS NAME AND WAS CONVERTED TO THE INSTITUTIONAL CLASS, WITH A LOWER EXPECTED EXPENSE RATIO. SEE NOTES TO FINANCIAL STATEMENTS.

        ANNUAL REPORT. . . . . . . . . . . . . . CALVERT TAX-FREE RESERVES - 41

               THIS PAGE IS RESERVED FOR ANY COMMENTS AND QUESTIONS.






























42 - CALVERT TAX-FREE RESERVES. . . . . . . . . . . . . . ANNUAL REPORT

               THIS PAGE IS RESERVED FOR ANY COMMENTS AND QUESTIONS.































ANNUAL REPORT. . . . . . . . . . . . . . CALVERT TAX-FREE RESERVES - 43

               THIS PAGE IS RESERVED FOR ANY COMMENTS AND QUESTIONS.





































44  - CALVERT TAX-FREE RESERVES. . . . . . . . . . . . . . ANNUAL REPORT

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



                                  CALVERT GROUP'S
                                  FAMILY OF FUNDS

                                     TAX-EXEMPT
                                 MONEY MARKET FUNDS
                            CTFR Money Market Portfolio
                       CTFR California Money Market Portfolio

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                                 MONEY MARKET FUNDS
                         First Government Money Market Fund
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

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


                                 DECEMBER 31, 1997

                                    ANNUAL

                                    REPORT

                                 CALVERT TAX-FREE

                                    RESERVES










                                       [LOGO]

                                  TABLE OF CONTENTS

President's Letter                                                     1

Portfolio Manager Remarks                                              2

Report of Independent Accountants                                      4

Statement of Net Assets                                                5

Statement of Operations                                                8

Statements of Changes in Net Assets                                    9

Notes to Financial Statements                                         10

Financial Highlights                                                  12


Dear Investor:

Financial professionals continue to be amazed by the almost paradoxical US economy. We've enjoyed years of consistent expansion and a declining level of unemployment without definitive signs of higher inflation. In fact, by most measures, price inflation has been steadily declining. Business productivity has been increasing, boosting profit margins and earnings. These remarkable conditions have helped fuel another leg in the long bull market. Stock price gains have been supported all along by a long-term rally in the bond market.

It's easy to drift away from your long-term investment goals during roaring markets. For that reason, we've been encouraging investors thrilled with the market's recent returns to submit to an occasional reality check and make sure their performance expectations are inline with historical norms. While that's always sound advice, it should not cause you to believe that our long-term forecast is anything less than optimistic.

Our positive outlook is based on two fundamental waves of change that will continue to reshape the investment landscape. First, we believe the 20th century inflation wave has crested and is now receding, a development that is leading to greater price equilibrium on a global scale. This allows investors, businesses and consumers to make more certain plans for the future, reducing uncertainty and boosting confidence. Second, baby boomers' demand for investment products will continue to grow as this generation approaches retirement, leading to continued strong flows of money into the stock market and increased investment in our bond markets. Strong demand from investors during this time of shrinking supply of available stocks and bonds fundamentally supports securities prices and helps cushion downturns when they occur.

Looking to the shorter-term outlook, it is likely that we will continue to experience a high degree of volatility in the US and global stock and bond markets. Continued uncertainty over the impact of the Asian economic crisis means that investors may tend to be more skittish than usual. But, for informed and patient investors, today's stock and bond markets still offer tremendous long term potential. We appreciate your investment in Calvert Group.

Sincerely,

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President and CEO
February 5, 1998


 ANNUAL REPORT              CTFR CALIFORNIA MONEY MARKET PORTFOLIO - 1

                                 PORTFOLIO STATISTICS
                                  DECEMBER 31, 1997

ANNUALIZED TOTAL RETURNS
                                                     6 MONTHS ENDED
                                                  6/30/97      12/31/97
--------------------------------------------------------------------------------
California
Money Market                                       3.25%         3.31%

Lipper California
Tax-Exempt Money
Market Funds Average                               2.67%         2.88%

WEIGHTED AVERAGE MATURITY
                                                  6/30/97      12/31/97
--------------------------------------------------------------------------------
                                                 39 days       46 days


CREDIT QUALITY DISTRIBUTION

First Tier   92%
Second Tier   8%

ALL SECURITIES IN CALVERT GROUP MONEY MARKET FUNDS ARE ELIGIBLE SECURITIES UNDER RULE 2a-7 OF THE INVESTMENT COMPANY ACT OF 1940. FIRST TIER SECURITIES ARE ELIGIBLE SECURITIES RATED IN THE HIGHEST RATING CATEGORY FOR SHORT-TERM DEBT OBLIGATIONS BY AT LEAST TWO OF THE NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS. SECOND TIER SECURITIES ARE ELIGIBLE SECURITIES NOT IN THE FIRST TIER.

SOURCE: LIPPER ANALYTICAL SERVICES, INC.

A DISCUSSION WITH PORTFOLIO MANAGER, TOM DAILEY

                                       [Photo]

DESCRIBE MARKET CONDITIONS DURING THIS PAST YEAR.

The economy continued to expand and inflation remained tame, despite rising wages and low unemployment. In general, short- and long-term interest rates rose during the first quarter, then trended lower for the remainder of the year, following the Federal Reserve's 25 basis point increase in the federal funds rate, the rate banks charge each other for overnight loans to meet reserve requirements, which occurred in March.

WHAT WAS YOUR STRATEGY FOR MANAGING THE CALIFORNIA MONEY MARKET PORTFOLIO, AND HOW DID THE PORTFOLIO COMPARE TO ITS LIPPER AVERAGE?

The California Money Market Portfolio's 12-month total return was 28 basis points above the return for the Lipper California Tax-Exempt Money Market Funds Average. The Portfolio was ranked 7th out of 53 funds in its category.

At the end of the first quarter, we took steps to shorten the Portfolio's average maturity to approximately 27 days to be better positioned to take advantage of the large issuance of notes occurring over the summer months. This increase in supply generally means higher yields for investors. During the third quarter, we lengthened the average maturity to approximately 50 days as it appeared that the Fed would not move rates. We were pleased to have locked in higher rates for a longer period of time, as the Asian currency crisis created increased demand for money market securities and caused yields to trend lower.


2 - CTFR CALIFORNIA MONEY MARKET PORTFOLIO             ANNUAL REPORT

                                 PORTFOLIO STATISTICS
                                  DECEMBER 31, 1997


AVERAGE ANNUAL TOTAL RETURNS
                                               AS OF 12/31/97
-------------------------------------------------------------
One year                                          3.28%
Five year                                         3.02%
Since inception                                   3.67%
(10/16/89)


LONG-TERM PERFORMANCE
CHANGE IN VALUE OF $10,000 INVESTMENT.


Line graph here showing comparison from 10/16/89 to 12/31/97.
CTFR California Money Market Portfolio $13,451


TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


WHAT IS YOUR OUTLOOK FOR MONEY MARKET RATES?

Continued low inflation despite strong economic growth and real wage gains kept the Fed on hold for the balance of 1997. Looking forward, the Asian financial crisis may influence US monetary policy, as the Fed considers how a rate change will impact jittery global economies.

The Fed continues to weigh its concerns for tight labor markets and the impact rising wages could have on the economy against reports indicating that inflation does not look to be much of a threat. Thus, money market rates should remain relatively stable.

We expect the supply in California to remain constant for 1998 and interest rates to move within a narrow range as the Fed implements its policy throughout the year.

                                                                January 22, 1998

 ANNUAL REPORT                CTFR CALIFORNIA MONEY MARKET PORTFOLIO - 3

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Calvert Tax-Free Reserves and Shareholders of California Money Market Portfolio:

We have audited the accompanying statement of net assets of the California Money Market Portfolio (one of the portfolios comprising Calvert Tax-Free Reserves) as of December 31, 1997, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1993 were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Money Market Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 6, 1998


4 - CTFR CALIFORNIA MONEY MARKET PORTFOLIO          ANNUAL REPORT

                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997



                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.0%                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
CALIFORNIA - 90.4%
California Buena Park Community Development Authority VRDN,
     5.355%, 12/28/99, GA:  Mass Mutual Life Insurance . . . . . . . .     $5,900,000    $5,900,000
California Housing Finance Agency Revenue VRDN, 3.80%,
     8/1/10, TOA:  Citibank, INSUR:  MBIA. . . . . . . . . . . . . . .      2,410,000     2,410,000
California Schools Cash Reserve Program Authority Series A Notes,
     4.75%, 7/298, INSUR:  AMBAC . . . . . . . . . . . . . . . . . . .      6,000,000     6,027,084
California State Custodial Receipts 1992 Series A VRDN, 3.80%,
     10/1/07, TOA:  FNB Chicago, INSUR:  MBIA. . . . . . . . . . . . .      4,825,000     4,825,000
California State Revenue Anticipation Notes, 4.50%, 6/30/98. . . . . .      6,400,000     6,421,493
California Statewide Community Development Authority
     Multi-Family Revenue VRDN, 4.05%, 7/1/27,
     LOC: Banque Paribas . . . . . . . . . . . . . . . . . . . . . . .      5,070,000     5,070,000
California Valleys Housing Finance Authority Revenue Bonds,
     4.90%, 7/1/25, LOC:  Sumitomo Bank, Ltd.. . . . . . . . . . . . .     14,000,000    14,000,000
Fresno Multi-Family Housing VRDN, 4.55%, 5/1/15,
     LOC:  Tokai Bank Ltd. . . . . . . . . . . . . . . . . . . . . . .      1,188,000     1,188,000
Glendora Industrial Development Authority VRDN, 4.665%,
     12/1/16, LOC:  Union Bank of California . . . . . . . . . . . . .      3,025,000     3,025,000
Hemet Multi-Family Housing Authority VRDN, 3.90%, 7/1/06,
     LOC: FNB Boston . . . . . . . . . . . . . . . . . . . . . . . . .     12,050,000    12,050,000
Los Angeles Convention & Exhibition Center Revenue VRDN,
     4.10%, 8/15/18, BPA:  Merrill Lynch, INSUR:  MBIA . . . . . . . .     13,500,000    13,500,000
Los Angeles Multi-Family Housing Revenue VRDN, 4.95%,
     8/1/19, LOC:  Fuji Bank Ltd.. . . . . . . . . . . . . . . . . . .      8,600,000     8,600,000
Los Angeles Tax & Revenue Anticipation Notes,
     4.50%, 6/30/98. . . . . . . . . . . . . . . . . . . . . . . . . .     15,500,000    15,546,707
Los Angeles Transportation Community Sales Tax Revenue Bonds,
     3.60%, 8/20/03, LOC:  Credit Suisse, INSUR:  MBIA . . . . . . . .      6,000,000     6,000,000
Midway School District COPs, 4.00%, 2/1/23,
     LOC:  Union Bank of California. . . . . . . . . . . . . . . . . .      4,965,000     4,965,000
Oceanside Multi-Family Housing VRDN, 4.40%, 8/1/17,
     SURBD:  Continental Casualty Co.. . . . . . . . . . . . . . . . .      6,540,000     6,540,000
Orange County Apartment Development Revenue VRDN:
     4.20%, 11/1/05, LOC:  Wells Fargo Bank, NA. . . . . . . . . . . .     26,650,000    26,650,000
     4.80%, 3/1/07, LOC:  Tokai Bank Ltd.. . . . . . . . . . . . . . .      6,050,000     6,050,000
     4.35%, 8/15/07, LOC:  Tokai Bank Ltd. . . . . . . . . . . . . . .      3,200,000     3,200,000
     4.35%, 10/1/07, LOC:  Bank of Tokyo-Mitsubishi, Ltd.. . . . . . .      4,800,000     4,800,000
     4.15%, 11/1/08, LOC:  Banque Paribas. . . . . . . . . . . . . . .      9,400,000     9,400,000
Orange County Multi-Family Housing Authority VRDN, 3.95%,
     5/1/22, LOC:  Banque Paribas. . . . . . . . . . . . . . . . . . .      5,000,000     5,000,000
Palmdale School District Project Lease VRDN:
     4.45%, 12/13/10, LOC:  National Westminster Bank. . . . . . . . .      5,449,999     5,449,999
     4.30%, 12/13/10, LOC:  National Westminster Bank. . . . . . . . .      2,237,143     2,237,143
Paramount Multi-Family Housing Authority VRDN, 4.72%,
     10/1/18, LOC:  Heller Financial . . . . . . . . . . . . . . . . .      2,900,000     2,900,000


 ANNUAL REPORT CTFR CALIFORNIA MONEY MARKET PORTFOLIO - 5


                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
Pitney Bowes Credit Corporation LeaseTOPS Trust Certificates:
  4.10%, 4/1/98, BPA:  Pitney Bowes Credit Corporation . . . . . . . .     $8,243,360     $8,243,360
  4.10%, 2/11/11, BPA:  Pitney Bowes Credit Corporation,
  LOC:  Landesbank Hessen. . . . . . . . . . . . . . . . . . . . . . .      5,000,000      5,000,000
Riverside Multi-Family Housing VRDN, 4.30%, 6/1/09,
  LOC:  Tokai Bank Ltd.. . . . . . . . . . . . . . . . . . . . . . . .      1,000,000      1,000,000
Riverside Tax and Revenue Anticipation Notes, 4.50%, 6/30/98 . . . . .      5,000,000      5,013,030
San Bernardino COPs, 4.15%, 3/1/24 . . . . . . . . . . . . . . . . . .      3,500,000      3,500,000
San Bernardino Tax & Revenue Anticipation Notes, Series A,
  4.50%, 6/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,900,000     10,934,871
San Bernardino Multi-Family Housing Revenue VRDN:
  4.25%, 6/1/05, LOC:  Household Federal Savings . . . . . . . . . . .      2,000,000      2,000,000
  6.05%, 5/1/15, IA:  Escrowed/Treasury Bills. . . . . . . . . . . . .      5,000,000      5,000,000
San Francisco Redevelopment Multi-Family Housing VRDN:
  4.80%, 10/1/00, LOC:  Mitsubishi Trust & Banking . . . . . . . . . .     11,100,000     11,100,000
  4.25%, 12/1/05, LOC:  Industrial Bank of Japan . . . . . . . . . . .      7,500,000      7,500,000
San Jose Financing Authority Revenue VRDN, 4.20%, 12/1/25,
  LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . .      2,945,000      2,945,000
San Marcos Industrial Development Authority VRDN, 4.57%,
  12/1/20, LOC:  Union Bank of California. . . . . . . . . . . . . . .      1,790,000      1,790,000
San Marcos Redevelopment VRDN, 4.165%, 12/1/10,
  LOC:  Bank of America. . . . . . . . . . . . . . . . . . . . . . . .      1,800,000      1,800,000
Santa Paula Public Financing Authority Revenue VRDN,
  4.15%, 2/1/26, LOC: Sumitomo Bank, Ltd., Confirming
  LOC: Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . . . . . . . .      6,900,000      6,900,000
Simi Valley Multi-Family Housing Revenue Authority VRDN,
  4.655%, 6/1/10, LOC:  Sumitomo Trust & Banking,
  Confirming LOC:  Sumitomo Bank, Ltd. . . . . . . . . . . . . . . . .      4,000,000      4,000,000
Stockton County Industrial Development Revenue VRDN,
  4.58%, 12/1/16 . . . . . . . . . . . . . . . . . . . . . . . . . . .        700,000        700,000
Stockton County Nursing Home VRDN, 4.665%, 12/1/16,
  LOC:  Union Bank of California . . . . . . . . . . . . . . . . . . .      2,680,000      2,680,000
Stockton Heritage Convalescent Center Project VRDN, 5.95%,
  12/1/05, LOC:  Tokai Bank Ltd. . . . . . . . . . . . . . . . . . . .      1,165,000      1,165,000
Union City Multi-Family Housing Authority Revenue VRDN,
  4.50%, 10/1/07, LOC:  Credit Lyonnais, Confirming
  LOC: Den Danske Bank . . . . . . . . . . . . . . . . . . . . . . . .      5,000,000      5,000,000
Ventura County Tax & Revenue Anticipation Notes,
  4.50%, 7/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,900,000      7,922,777
Victor Valley Community College COPs VRDN,
  4.45%, 8/01/26, LOC:  Banque National de Paris . . . . . . . . . . .      6,300,000      6,300,000
Victor Valley Community College Revenue VRDN, 4.10%,
  11/1/24, GA:  Anchor National Life . . . . . . . . . . . . . . . . .      5,000,000      5,000,000
Victorville Multi-Family Housing Revenue VRDN, 4.30%,
  12/1/15, C/LOC:  Redlands S&L. . . . . . . . . . . . . . . . . . . .      2,875,000      2,875,000


6 - CTFR CALIFORNIA MONEY MARKET PORTFOLIO                ANNUAL REPORT


                                                                           PRINCIPAL
MUNICIPAL OBLIGATIONS (CONT'D)                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
OTHER OBLIGATIONS (7.6%)
Puerto Rico Commonwealth Tax & Revenue Anticipation Notes,
  4.50%, 7/30/98 . . . . . . . . . . . . . . . . . . . . . . . . . . .    $14,000,000    $14,061,557
Puerto Rico Electric Power Authority GO Bonds,
  3.55%, 7/1/22, BPA:  Societe Generale, INSUR:  MBIA. . . . . . . . .     10,500,000     10,500,000

Total Municipal Obligations (Cost $314,686,021). . . . . . . . . . . .                   314,686,021
                                                                                        ------------
  TOTAL INVESTMENTS (Cost $314,686,021) - 98.0%. . . . . . . . . . . .                   314,686,021
  Other assets and liabilities, net - 2.0% . . . . . . . . . . . . . .                     6,315,274
                                                                                        ------------
  NET ASSETS 100%. . . . . . . . . . . . . . . . . . . . . . . . . . .                  $321,001,295
                                                                                        ------------
                                                                                        ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Paid in capital applicable to 321,125,930 shares of beneficial
  interest, unlimited number of no par shares authorized . . . . . . .                  $321,125,971
Undistributed net investment income. . . . . . . . . . . . . . . . . .                         6,996
Accumulated realized gain (loss) on investments. . . . . . . . . . . .                     (131,672)
                                                                                        ------------
  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $321,001,295
                                                                                        ------------
                                                                                        ------------
  NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . .                         $1.00
                                                                                        ------------
                                                                                        ------------




EXPLANATION OF GUARANTEES:
BPA:  BOND-PURCHASE AGREEMENT           LOC:  LETTER OF CREDIT
GA:  GUARANTY AGREEMENT                 C/LOC:  COLLATERALIZED LOC
IA:  INVESTMENT AGREEMENT               SURBD:  SURETY BOND
INSUR:  INSURANCE                       TOA:  TENDER OPTION AGREEMENT

ABBREVIATIONS:
GO:  GENERAL OBLIGATION
COPS:  CERTIFICATES OF PARTICIPATION
VRDN:  VARIABLE RATE DEMAND NOTE

SEE NOTES TO FINANCIAL STATEMENTS.

 ANNUAL REPORT CTFR CALIFORNIA MONEY MARKET PORTFOLIO - 7

                               STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1997


NET INVESTMENT INCOME
-------------------------------------------------------------------------------
Investment Income
  Interest income. . . . . . . . . . . . . . . . . . . . . . . .$12,729,652
                                                                -----------

Expenses
  Investment advisory fee. . . . . . . . . . . . . . . . . . . . .1,643,147
  Transfer agency fees and expenses. . . . . . . . . . . . . . . . .398,822
  Trustees' fees and expenses. . . . . . . . . . . . . . . . . . . . 45,564
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . 26,655
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . 24,011
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . 12,573
  Reports to shareholders. . . . . . . . . . . . . . . . . . . . . .136,830
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . 12,245
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . 34,438
  Reimbursement from Advisor . . . . . . . . . . . . . . . . . . . (164,315)
                                                                -----------
     Total expenses. . . . . . . . . . . . . . . . . . . . . . . .2,169,970
     Fees paid indirectly. . . . . . . . . . . . . . . . . . . . . .(24,011)
                                                                -----------
       Net expenses. . . . . . . . . . . . . . . . . . . . . . . .2,145,959
                                                                -----------
         NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . 10,583,693
                                                                -----------

REALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . 12,061
                                                                -----------
     INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . .$10,595,754
                                                                -----------
                                                                -----------


SEE NOTES TO FINANCIAL STATEMENTS.


 8 - CTFR CALIFORNIA MONEY MARKET PORTFOLIO                ANNUAL REPORT

                         STATEMENTS OF CHANGES IN NET ASSETS

                                                  YEAR ENDED        YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                   1997               1996
-------------------------------------------------------------------------------
Operations
  Net investment income. . . . . . . . . . .     $10,583,693     $10,613,397
  Net realized gain (loss) on securities . .          12,061           (351)
                                                -------------   ------------
       INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS . . . . . .      10,595,754      10,613,046
                                                -------------   ------------
Distributions to shareholders from
  Net investment income. . . . . . . . . . .     (10,603,640)   (10,536,345)
                                                -------------   ------------
Capital share transactions
  Shares sold. . . . . . . . . . . . . . . .     373,188,095    459,651,341
  Reinvestment of distributions. . . . . . .      10,433,911     10,313,443
  Shares redeemed. . . . . . . . . . . . . .    (408,620,397)  (424,384,914)
                                                -------------   ------------
     Total capital share transactions. . . .     (24,998,391)    45,579,870
                                                -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . .     (25,006,277)    45,656,571

NET ASSETS
----------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . .     346,007,572    300,351,001
                                                -------------   ------------
End of year (including undistributed net
  investment income of $6,996 and $26,943,
   respectively) . . . . . . . . . . . . . .    $321,001,295   $346,007,572
                                                -------------   ------------
                                                -------------   ------------
SHARE ACTIVITY
----------------------------------------------------------------------------
Shares sold. . . . . . . . . . . . . . . . .     373,188,095    459,651,341
Reinvestment of distributions. . . . . . . .     .10,433,911     10,313,443
Shares redeemed. . . . . . . . . . . . . . .    (408,620,397)  (424,384,914)
                                                -------------   ------------
  Net share activity . . . . . . . . . . . .     (24,998,391)    45,579,870
                                                -------------   ------------
                                                -------------   ------------


SEE NOTES TO FINANCIAL STATEMENTS

ANNUAL REPORT CTFR CALIFORNIA MONEY MARKET PORTFOLIO - 9

                            NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES
GENERAL: The California Money Market Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The Portfolio offers shares of beneficial interest to the public with no sales charges.

SECURITY VALUATION: Securities are valued at amortized cost which approximates market.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are earned daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B -- RELATED PARTY TRANSACTIONS
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .50% on the first $500 million, .45% on the next $500 million and .40% on the excess of $1 billion.

The Advisor voluntarily reimbursed the Fund for advisory fees, administrative fees, and other operating expenses of $164,315.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Prior to August 1, 1997, the Fund


 10 - CTFR CALIFORNIA MONEY MARKET PORTFOLIO                     ANNUAL REPORT
paid, monthly, a pro rata portion of a $200,000 annual fee, which was allocated to all of the Portfolios of the Fund based on their relative net assets. Effective August 1, 1997, the Fund (exclusive of Money Market portfolios, Class O and Institutional Class) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund. Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

NOTE C -- INVESTMENT ACTIVITY
The cost of investments owned at December 31, 1997 was substantially the same for federal income tax and financial reporting purposes. Net capital loss carryforwards, for federal income tax purposes, of $131,672 at December 31, 1997 may be utilized to offset current and future capital gains until expiration through 2004.

As a cash management practice, the Portfolio may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

NOTE D -- LINE OF CREDIT
Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at December 31, 1997.


 ANNUAL REPORT CTFR CALIFORNIA MONEY MARKET PORTFOLIO - 11

                                 FINANCIAL HIGHLIGHTS

                                                                        YEARS ENDED
                                                    ---------------------------------------------------
                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                       1997                1996                1995
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . .      $1.00                $1.00                $1.00
                                                     --------             --------             --------
                                                     --------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . .       .032                 .031                 .037
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . .      (.032)               (.031)               (.037)
                                                     --------              --------            --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . .      $1.00                $1.00                $1.00
                                                     --------              --------            --------
                                                     --------              --------            --------

Total return . . . . . . . . . . . . . . . . . . .      3.28%                 3.17%              3.78%*
                                                     --------              --------            --------
                                                     --------              --------            --------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . .      3.22%                 3.14%               3.69%
                                                     --------              --------            --------
                                                     --------              --------            --------
  Total expenses + . . . . . . . . . . . . . . . .       .66%                  .69%                .76%
                                                     --------              --------            --------
                                                     --------              --------            --------
  Net expenses . . . . . . . . . . . . . . . . . .       .65%                  .68%                .75%
                                                     --------              --------            --------
                                                     --------              --------            --------
  Expenses reimbursed. . . . . . . . . . . . . . .       .05%                  .03%                  --
                                                     --------              --------            --------
                                                     --------              --------            --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . .   $321,001              $346,008            $300,351
                                                     --------              --------            --------
                                                     --------              --------            --------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . .    321,126               346,124             300,544
                                                     --------              --------            --------
                                                     --------              --------            --------



                                                                                   YEARS ENDED
                                                                        --------------------------------
                                                                        DECEMBER 31,        DECEMBER 31,
                                                                            1994                1993
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .     $1.00               $1.00
                                                                        --------            --------
                                                                        --------            --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .      .026                .022
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .     (.026)              (.022)
                                                                        --------            --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .     $1.00               $1.00
                                                                        --------            --------
                                                                        --------            --------
Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.62% *                2.26%
                                                                        --------            --------
                                                                        --------            --------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .     2.55%                2.22%
                                                                        --------            --------
                                                                        --------            --------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .        --                  --
                                                                        --------            --------
                                                                        --------            --------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      .69%                 .69%
                                                                        --------            --------
                                                                        --------            --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .  $260,719            $296,984
                                                                        --------            --------
                                                                        --------            --------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . . . 260,716             296,984
                                                                        --------            --------
                                                                        --------            --------



* TOTAL RETURN NUMBERS DO NOT REFLECT THE TENDER OPTION AGREEMENT. ON DECEMBER 15, 1994, THE PORTFOLIO ENTERED INTO A TENDER OPTION AGREEMENT WITH THE ADVISOR VALUED AT $600,000 TO SECURE PAYMENT OF AN "AT RISK" INVESTMENT. ON JUNE 30, 1995, THE INVESTMENT PAID THE PORTFOLIO IN FULL AND THE OPTION EXPIRED UNUSED. THE EXPIRATION LOSS WAS APPLIED AGAINST THE ADVISOR'S CAPITAL CONTRIBUTION OF THE OPTION.
+ EFFECTIVE DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE REDUCTION FOR FEES PAID INDIRECTLY; SUCH REDUCTIONS ARE INCLUDED IN THE RATIO OF NET EXPENSES.

12 - CTFR CALIFORNIA MONEY MARKET PORTFOLIO                     ANNUAL REPORT

CALVERT
TAX-FREE RESERVES
CALIFORNIA
MONEY MARKET
PORTFOLIO


[LOGO]
PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814


                                   CALVERT GROUP
                                    INFORMATION

                                 TO OPEN AN ACCOUNT
                                    800-368-2748

                                 YIELDS AND PRICES
                            Calvert Information Network
                             (24 HOURS, 7 DAYS A WEEK)
                                    800-368-2745

                            SERVICE FOR EXISTING ACCOUNT
                             Shareholders: 800-368-2745
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                              TDD FOR HEARING IMPAIRED
                                    800-541-1524

                                   BRANCH OFFICE
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                                  Suite 1000 North
                              Bethesda, Maryland 20814

                               REGISTERED, CERTIFIED
                                 OR OVERNIGHT MAIL
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                                c/o NFDS, 6th Floor
                                   1004 Baltimore
                             Kansas City, MO 64105-1807

                                      WEB SITE
                            http://www.calvertgroup.com


                      Please check the inside back cover for
                          Calvert Group's Family of Funds.


                      THIS REPORT IS INTENDED TO PROVIDE FUND
                 INFORMATION TO SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
                      PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

[LOGO]

printed on recycled paper
using soy-based inks

                                  CALVERT GROUP'S
                                  FAMILY OF FUNDS

                                     TAX-EXEMPT
                                 MONEY MARKET FUNDS
                            CTFR Money Market Portfolio
                       CTFR California Money Market Portfolio

                                      TAXABLE
                                 MONEY MARKET FUNDS
                         First Government Money Market Fund
                            CSIF Money Market Portfolio

                                   BALANCED FUND
                           CSIF Managed Growth Portfolio

                                  MUNICIPAL FUNDS
                             CTFR Limited-Term Portfolio
                              CTFR Long-Term Portfolio
                          CTFR Vermont Municipal Portfolio
                       National Muni. Intermediate Portfolio
                        Arizona Muni. Intermediate Portfolio
                      California Muni. Intermediate Portfolio
                        Florida Muni. Intermediate Portfolio
                       Maryland Muni. Intermediate Portfolio
                       Michigan Muni. Intermediate Portfolio
                       New York Muni. Intermediate Portfolio
                     Pennsylvania Muni. Intermediate Portfolio
                       Virginia Muni. Intermediate Portfolio

                                 TAXABLE BOND FUNDS
                                CSIF Bond Portfolio
                                    Income Fund

                                    EQUITY FUNDS
                               CSIF Equity Portfolio
                             Capital Accumulation Fund
                           CWV International Equity Fund
                             New Vision Small Cap Fund
                                  New Africa Fund

BULK RATE
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PAID
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[LOGO]
4550 MONTGOMERY AVENUE
SUITE 1000 NORTH
BETHESDA, MARYLAND 20814

                                 DECEMBER 31, 1997

                                       ANNUAL

                                       REPORT


                                 CALVERT TAX-FREE
                                RESERVES CALIFORNIA
                                   MONEY MARKET
                                     PORTFOLIO



                                       [LOGO]

                                     TABLE OF
                                      CONTENTS

                                 President's Letter
                                         1

                                     Portfolio
                                  Manager Remarks
                                         2

                                     Report of
                              Independent Accountants
                                         4

                                   Statement of
                                     Net Assets
                                         5

                                     Statement
                                   of Operations
                                         7

                                    Statements
                                   of Changes in
                                     Net Assets
                                         8

                                     Notes to
                                Financial Statements
                                         9

                                Financial Highlights
                                         12


[PHOTO]     Dear Investor:

            Financial professionals continue to be amazed by the almost paradoxical US economy. We've enjoyed years of consistent expansion and a declining level of unemployment without definitive signs of higher inflation. In fact, by most measures, price inflation has been steadily declining. Business productivity has been increasing, boosting profit margins and earnings. These remarkable conditions have helped fuel another leg in the long bull market. Stock price gains have been supported all along by a long-term rally in the bond market.

It's easy to drift away from your long-term investment goals during roaring markets. For that reason, we've been encouraging investors thrilled with the market's recent returns to submit to an occasional reality check and make sure their performance expectations are inline with historical norms. While that's always sound advice, it should not cause you to believe that our long-term forecast is anything less than optimistic.

Our positive outlook is based on two fundamental waves of change that will continue to reshape the investment landscape. First, we believe the 20th century inflation wave has crested and is now receding, a development that is leading to greater price equilibrium on a global scale. This allows investors, businesses and consumers to make more certain plans for the future, reducing uncertainty and boosting confidence. Second, baby boomers' demand for investment products will continue to grow as this generation approaches retirement, leading to continued strong flows of money into the stock market and increased investment in our bond markets. Strong demand from investors during this time of shrinking supply of available stocks and bonds fundamentally supports securities prices and helps cushion downturns when they occur.


Looking to the shorter-term outlook, it is likely that we will continue to experience a high degree of volatility in the US and global stock and bond markets. Continued uncertainty over the impact of the Asian economic crisis means that investors may tend to be more skittish than usual. But, for informed and patient investors, today's stock and bond markets still offer tremendous long term potential. We appreciate your investment in Calvert Group.

Sincerely,


/s/Barbara J. Krumsiek

President and CEO

February 5, 1998




 ANNUAL REPORT                       CTFR VERMONT MUNICIPAL PORTFOLIO - 1

                                   [Q & A GRAPHIC]


                                PORTFOLIO STATISTICS
                                 DECEMBER 31, 1997

INVESTMENT PERFORMANCE
                                                    6 MONTHS       12 MONTHS
---------------------------------------------------------------------------
Vermont Municipal                                     4.63%          6.90%
Lehman Municipal
Bond Index TR                                         5.81%          9.19%
Lipper Other States
Municipal Debt
Funds Average                                         5.34%          8.44%


WEIGHTED AVERAGE MATURITY
                                                     6/30/97       12/31/97
---------------------------------------------------------------------------
                                                    13 years       15 years


SEC YIELDS
                                                        30 DAYS ENDED
                                                    6/30/97        12/31/97
---------------------------------------------------------------------------
                                                     4.32%           4.32%



CREDIT QUALITY DISTRIBUTION

               [PIE CHART]

     AAA                           57%
      AA                           29%
     BBB                            3%
       A                            8%
     CASH EQUIVALENTS               3%


INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.

TR REPRESENTS TOTAL RETURN.

YIELDS ASSUME REINVESTMENT OF DIVIDENDS.

SOURCE: LIPPER ANALYTICAL SERVICES, INC.


[PHOTO]   A DISCUSSION
          WITH
          SENIOR VICE
          PRESIDENT,
          DAVE ROCHAT

DESCRIBE MARKET CONDITIONS DURING THIS
PAST YEAR.

The economy continued to expand and inflation remained tame, despite rising wages and low unemployment. While this can be favorable, it caused confusion because historically inflation accompanies a rapidly expanding economy and/or rising wages. In general, both short- and long-term interest rates rose until March when the Federal Reserve raised the fed funds rate. This is the rate banks charge each other for overnight loans to meet reserve requirements. Mixed economic indicators combined with the market's slow acceptance of no visible inflationary pressures caused rate volatility until mid-year. Rates trended lower throughout the rest of the year, especially long-term rates which closed near the lows of November 1993. By year end the yield curve was relatively flat.

The yield curve is a graph showing the relationship between bond yields and maturities. It's usually positively sloped, indicating that higher yields are paid on longer-term securities. A flat yield curve can suggest that investors are not overly concerned about rising inflation.

HOW DID THE PORTFOLIO PERFORM AND WHAT WAS YOUR APPROACH?

We tend to manage the Portfolio as an intermediate- to long-term fund rather than a traditional long-term fund, putting a bit more emphasis on price stability over yield. During this period, our more conservative approach caused us to underperform the Lipper average.

We should also point out that our strategy is somewhat defined by the limited universe of available securities, rather than our preference


 2 - CTFR VERMONT MUNICIPAL PORTFOLIO                            ANNUAL REPORT

                                   [Q & A GRAPHIC]


                                 PORTFOLIO STATISTICS

                                  DECEMBER 31, 1997


AVERAGE ANNUAL TOTAL RETURNS

                                  AS OF 12/31/97
-----------------------------------------------------------------
One year                              2.87%
Five year                             5.66%
Since inception                       6.59%
(4/1/91)


PERFORMANCE COMPARISON

COMPARISON IN CHANGE OF VALUE OF $10,000 INVESTMENT.

Line graph here showing comparison from 4/1/91 to 12/31/97.
CTFR Vermont Municipal Portfolio $15,393
Lehman Municipal Bond Index TR   $17,018

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 3.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


for one security over another. This is the case for a number of state-specific funds.

As a way of enhancing yield without taking on an undue level of principal risk, we added securities issued in the US territories of Guam and Puerto Rico. For Vermont residents, income generated by these securities is exempt from federal and state tax.

WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?

We remain bullish on the bond market. We expect economic activity to be moderate and inflation to remain in check. Without the threat of inflation, interest rates should remain low. And, as most measures of inflation remain low, any action by the Fed is likely to be modest. However, the financial crisis in Asia may cause the Fed to delay any action that could possibly disrupt world economies.

Specifically with respect to Vermont, we believe that supply should remain constant to previous years. We'll look for gradually lower rates throughout 1998.


                                                           January 22, 1998


 ANNUAL REPORT                          CTFR VERMONT MUNICIPAL PORTFOLIO - 3

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Calvert Tax-Free Reserves and Shareholders of Vermont Municipal Portfolio:

We have audited the accompanying statement of net assets of Vermont Municipal Portfolio (one of the portfolios comprising Calvert Tax-Free Reserves) as of December 31, 1997, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1993 were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vermont Municipal Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 6, 1998


 4 - CTFR VERMONT MUNICIPAL PORTFOLIO   ANNUAL REPORT


                               STATEMENT OF NET ASSETS
                                  DECEMBER 31, 1997

                                                                 PRINCIPAL
MUNICIPAL OBLIGATIONS - 100.3%                                   AMOUNT              VALUE
---------------------------------------------------------------------------------------------
VERMONT MUNICIPAL OBLIGATIONS - 88.5%
Burlington Electric Revenue Bonds, 6.25%, 7/1/14,
     MBIA Insured. . . . . . . . . . . . . . . . . . . . . .     $2,000,000       $2,178,160
Burlington VT GO Bond, 6.50%, 5/1/02 . . . . . . . . . . . .        700,000          722,764
Chittenden Solid Waste District GO Bond,
     6.60%, 1/1/12, Asset Guaranty Insured . . . . . . . . .      2,000,000        2,199,300
Rutland County Solid Waste GO Bonds:
     5.80%, 11/1/99. . . . . . . . . . . . . . . . . . . . .        110,000          113,367
     5.95%, 11/1/00. . . . . . . . . . . . . . . . . . . . .        110,000          115,265
     6.10%, 11/1/01. . . . . . . . . . . . . . . . . . . . .        110,000          117,282
     6.25%, 11/2/01. . . . . . . . . . . . . . . . . . . . .        110,000          119,414
     6.35%, 11/1/03. . . . . . . . . . . . . . . . . . . . .        110,000          121,159
     6.45%, 11/1/04. . . . . . . . . . . . . . . . . . . . .        110,000          122,833
     6.50%, 11/1/05. . . . . . . . . . . . . . . . . . . . .        105,000          118,430
     6.55%, 11/1/06. . . . . . . . . . . . . . . . . . . . .        100,000          114,094
     6.60%, 11/1/07. . . . . . . . . . . . . . . . . . . . .        100,000          115,327
     6.70%, 11/1/08. . . . . . . . . . . . . . . . . . . . .        100,000          116,791
     6.75%, 11/1/09. . . . . . . . . . . . . . . . . . . . .        100,000          118,037
     6.80%, 11/1/10. . . . . . . . . . . . . . . . . . . . .        100,000          118,714
     6.80%, 11/1/11. . . . . . . . . . . . . . . . . . . . .        100,000          118,873
     6.85%, 11/1/12. . . . . . . . . . . . . . . . . . . . .        100,000          119,112
Vermont Education and Health - Buildings Agency, 4.20%,
     6/1/05, LOC: FNB Boston . . . . . . . . . . . . . . . .        900,000          900,000
Vermont Education and Health - Central Vermont Hospital,
     7.00%, 10/1/22, (Prerefunded) . . . . . . . . . . . . .      1,800,000        2,041,470
Vermont Education and Health - Central Vermont Hospital,
     5.00%, 11/15/15, AMBAC Insured. . . . . . . . . . . . .      2,000,000        1,979,160
Vermont Education and Health - Lyndon Institute Project,
     6.60%, 12/1/14. . . . . . . . . . . . . . . . . . . . .      1,000,000        1,100,160
Vermont Education and Health - Middlebury College,
     5.50%, 11/1/16. . . . . . . . . . . . . . . . . . . . .      3,000,000        3,088,620
Vermont Education and Health - Northwestern Medical Center,
     6.25%, 9/1/18 . . . . . . . . . . . . . . . . . . . . .      2,000,000        2,106,520
Vermont Education and Health - Norwich University,
     5.75%, 9/1/05 . . . . . . . . . . . . . . . . . . . . .        580,000          618,396
Vermont Education and Health - Norwich University,
     6.00%, 9/1/13 . . . . . . . . . . . . . . . . . . . . .      1,500,000        1,560,525
Vermont Education and Health - Southwest Medical Center,
     5.625%, 10/1/25, FSA Insured. . . . . . . . . . . . . .      1,000,000        1,035,190
Vermont Education and Health - Vermont Medical Center Bonds,
     6.00%, 9/1/22, FGIC Insured . . . . . . . . . . . . . .        750,000          804,052
Vermont Housing Finance Authority Single Family Series 2
     Housing Bonds, 7.20%, 11/1/11 . . . . . . . . . . . . .      1,200,000        1,265,544
Vermont IDA Revenue Bonds VRDN, 5.775%, 12/1/01,
     LOC: Vermont National Bank. . . . . . . . . . . . . . .      1,100,000        1,100,000
Vermont Municipal Bond Bank Revenue Bonds:
     Series 2, 5.50%, 12/1/22, AMBAC Insured . . . . . . . .      4,000,000        4,110,600
Vermont State Colleges Revenue Bonds, 5.125%, 7/1/18 . . . .      1,000,000          972,190




 ANNUAL REPORT                          CTFR VERMONT MUNICIPAL PORTFOLIO - 5


                                                                 PRINCIPAL
MUNICIPAL OBLIGATIONS  (CONT'D)                                  AMOUNT              VALUE
---------------------------------------------------------------------------------------------
Vermont State GO Bonds:
     Series A, 5.70%, 1/15/00. . . . . . . . . . . . . . . .     $1,500,000       $1,552,395
     6.50%, 2/1/01 . . . . . . . . . . . . . . . . . . . . .      1,740,000        1,865,976
     Series A, 6.30%, 1/15/06. . . . . . . . . . . . . . . .      2,500,000        2,831,300
     6.50%, 2/1/07, (Prerefunded). . . . . . . . . . . . . .        500,000          543,880
     6.40%, 2/1/08 . . . . . . . . . . . . . . . . . . . . .      1,000,000        1,101,100
     Series C, Zero Coupon,  8/1/08. . . . . . . . . . . . .        400,000          247,956
     Series C, Zero Coupon, 8/1/09 . . . . . . . . . . . . .        300,000          175,749
     6.45%, 2/1/12 . . . . . . . . . . . . . . . . . . . . .      1,950,000        2,150,772
Vermont Student Assistance Corporation Education
     Loan Revenue Bonds,
          Series A, 6.50%, 6/15/00, AMBAC Insured. . . . . .      2,000,000        2,104,360
          Series A-3, 6.50%, 12/15/05, FSA Insured . . . . .      2,240,000        2,409,546

OTHER MUNICIPAL OBLIGATIONS - 11.8%
Guam Government Limited Obligation Revenue Bonds,
     5.00%, 11/1/17. . . . . . . . . . . . . . . . . . . . .      2,500,000        2,488,000
Puerto Rico Commonwealth Infrastructure Financing Authority
     Revenue Bonds, Series A, 5.00%, 7/1/21. . . . . . . . .      1,500,000        1,473,555
Puerto Rico Public Buildings Authority Revenue Bonds,
     5.00%, 7/1/27 . . . . . . . . . . . . . . . . . . . . .      2,000,000        1,960,700
                                                                              --------------

Total Municipal Obligations (Cost $47,197,771) . . . . . . .                      50,336,638
                                                                              --------------
OPTIONS PURCHASED - 0.0%                                          CONTRACTS
--------------------------------------------------------------------------------------------
June 112 Put Options on U.S. Treasury Bond Futures,
     Expiration 5/15/98. . . . . . . . . . . . . . . . . . .             25            9,766
                                                                              --------------

Total Options (Cost $20,170) . . . . . . . . . . . . . . . .                           9,766
                                                                              --------------

               TOTAL INVESTMENTS (Cost $47,217,941) - 100.3%                      50,346,404
               Other assets and liabilities, net - (0.3%). .                        (152,552)
                                                                              --------------
               NET ASSETS - 100% . . . . . . . . . . . . . .                     $50,193,852
                                                                              --------------
                                                                              --------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------
Paid-in capital applicable to 3,052,118 Class A shares of
     beneficial interest, unlimited number of no par
     shares authorized:. . . . . . . . . . . . . . . . . . .                     $46,688,016
Undistributed net investment income. . . . . . . . . . . . .                         181,139
Accumulated net realized gain (loss) on investments. . . . .                         196,234
Net unrealized appreciation (depreciation) on investments. .                       3,128,463
                                                                              --------------

          NET ASSETS . . . . . . . . . . . . . . . . . . . .                     $50,193,852
                                                                              --------------
                                                                              --------------

          NET ASSET VALUE PER SHARE. . . . . . . . . . . . .                          $16.45
                                                                              --------------
                                                                              --------------




ABBREVIATIONS:
     AMBAC - AMBAC INDEMNITY CORPORATION          FSA - FINANCIAL SECURITY
     FGIC - FINANCIAL GUARANTY INSURANCE COMPANY       ASSURANCE
     GO:  GENERAL OBLIGATION                      MBIA - MBIA INSURANCE
                                                       CORPORATION


SEE NOTES TO FINANCIAL STATEMENTS.


 6 - CTFR VERMONT MUNICIPAL PORTFOLIO                            ANNUAL REPORT

                               STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1997


NET INVESTMENT INCOME
--------------------------------------------------------------------------------
Investment Income
     Interest income . . . . . . . . . . . . . . . . .             $2,878,378
                                                               --------------

Expenses
     Investment advisory fee . . . . . . . . . . . . .                296,024
     Transfer agency fees and expenses . . . . . . . .                 21,623
     Trustees' fees and expenses . . . . . . . . . . .                  6,803
     Administrative fees . . . . . . . . . . . . . . .                  4,004
     Custodian fees. . . . . . . . . . . . . . . . . .                 14,852
     Registration fees . . . . . . . . . . . . . . . .                  4,115
     Reports to shareholders . . . . . . . . . . . . .                 18,262
     Professional fees . . . . . . . . . . . . . . . .                  1,840
     Miscellaneous . . . . . . . . . . . . . . . . . .                  6,289
                                                               --------------
          Total expenses . . . . . . . . . . . . . . .                373,812
          Fees paid indirectly . . . . . . . . . . . .                (14,852)
                                                               --------------
               Net expenses. . . . . . . . . . . . . .                358,960
                                                               --------------

                 NET INVESTMENT INCOME . . . . . . . .              2,519,418
                                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized gain (loss) on:
     Securities. . . . . . . . . . . . . . . . . . . .                278,085
     Futures   . . . . . . . . . . . . . . . . . . . .               (169,750)
                                                               --------------
                                                                      108,335

Change in unrealized appreciation or depreciation. . .                680,995
                                                               --------------

            NET REALIZED AND UNREALIZED GAIN
               (LOSS) ON INVESTMENTS . . . . . . . . .                789,330
                                                               --------------


            INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS. . . . . . . . .             $3,308,748
                                                               --------------
                                                               --------------





SEE NOTES TO FINANCIAL STATEMENTS.


 ANNUAL REPORT                          CTFR VERMONT MUNICIPAL PORTFOLIO - 7


                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED          YEAR ENDED
                                                                           DECEMBER 31,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                             1997                1996
-------------------------------------------------------------------------------------------------------------
Operations
     Net investment income . . . . . . . . . . . . . . . . . . . . . .          $2,519,418       $2,987,933
     Net realized gain (loss). . . . . . . . . . . . . . . . . . . . .             108,335          641,470
     Change in unrealized appreciation or depreciation . . . . . . . .             680,995       (1,491,128)
                                                                            --------------   --------------

          INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . .           3,308,748        2,138,275
                                                                            --------------   --------------

Distributions to shareholders from
     Net investment income:
          Class A shares . . . . . . . . . . . . . . . . . . . . . . .          (2,498,801)      (2,916,946)
          Class C shares . . . . . . . . . . . . . . . . . . . . . . .                  --          (12,173)
     Net realized gain:
          Class A shares . . . . . . . . . . . . . . . . . . . . . . .            (433,259)        (230,374)
          Class C shares . . . . . . . . . . . . . . . . . . . . . . .                  --               --
                                                                            --------------   --------------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .           2,932,060       (3,159,493)
                                                                            --------------   --------------

Capital share transactions
     Shares sold:
          Class A shares . . . . . . . . . . . . . . . . . . . . . . .           6,041,427        5,207,872
          Class C shares . . . . . . . . . . . . . . . . . . . . . . .                  --          253,726
     Reinvestment of distributions:
          Class A shares . . . . . . . . . . . . . . . . . . . . . . .           1,536,702        1,422,158
          Class C shares . . . . . . . . . . . . . . . . . . . . . . .                  --           11,686
     Shares redeemed:
          Class A shares . . . . . . . . . . . . . . . . . . . . . . .          (7,535,048)     (16,048,921)
          Class C shares . . . . . . . . . . . . . . . . . . . . . . .                  --         (648,927)
                                                                            --------------   --------------
     Total capital share transactions. . . . . . . . . . . . . . . . .              43,081       (9,802,406)
                                                                            --------------   --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . .             419,769      (10,823,624)
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . .          49,774,083       60,597,707
                                                                            --------------   --------------
End of year (including undistributed net investment income
     of $181,139 and $200,009, respectively) . . . . . . . . . . . . .         $50,193,852      $49,774,083
                                                                            --------------   --------------
                                                                            --------------   --------------
CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------
Shares sold:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . .             374,036          319,474
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . .                  --           15,797
Reinvestment of distributions:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . .              95,114           87,429
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . .                  --              729
Shares redeemed:
     Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . .            (465,394)        (979,940)
     Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . .                  --          (40,553)
                                                                            --------------   --------------
Total capital share activity . . . . . . . . . . . . . . . . . . . . .               3,756         (597,064)
                                                                            --------------   --------------
                                                                            --------------   --------------


SEE NOTES TO FINANCIAL STATEMENTS.

 8 - CTFR VERMONT MUNICIPAL PORTFOLIO                            ANNUAL REPORT

                            NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: The Vermont Municipal Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The operations of each series are accounted for separately. Shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%. On October 29, 1996, all outstanding Class C shares in the Portfolio were converted into an equivalent value of Class A shares. This transaction was a non-taxable exchange and no sales charge was applied to the Class A shares issued.

SECURITY VALUATION: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

OPTIONS: The Portfolio may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

FUTURES CONTRACTS: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

The Fund hereby designates $433,259 as capital gain dividends paid for the Vermont Portfolio during the taxable year ended December 31, 1997. Of the amount designated, 100% is taxable at the 28% maximum capital gain rate.



 ANNUAL REPORT                          CTFR VERMONT MUNICIPAL PORTFOLIO - 9

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .60% of the Portfolio's average daily net assets.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Prior to August 1, 1997 the Fund paid, monthly, a pro rata portion of a $200,000 annual fee, which was allocated to all of the Portfolios of the Fund based on their relative net assets. Effective August 1, 1997, the Fund (exclusive of Money Market portfolios, Class O and Institutional Class) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. The Distributor received $25,821 as its portion of commissions charged on sales of the Portfolio.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Portfolio.

Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

NOTE C -- INVESTMENT ACTIVITY

During the period, purchases and sales of investments, other than short-term, were $6,812,985 and $8,230,706, respectively.

The cost of investments owned at December 31, 1997 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $3,128,463, of which $3,138,867 related to appreciated securities and $10,404 related to depreciated securities.

As a cash management practice, the Portfolio may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.


 10 - CTFR VERMONT MUNICIPAL PORTFOLIO                     ANNUAL REPORT

NOTE D -- LINE OF CREDIT

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this Line of credit at December 31, 1997.


 ANNUAL REPORT                          CTFR VERMONT MUNICIPAL PORTFOLIO - 11


                                          FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED
                                                            ------------------------------------------
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
CLASS A SHARES                                                 1997           1996           1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . .          $16.33         $16.62         $15.34
INCOME FROM INVESTMENT OPERATIONS
     Net investment income . . . . . . . . . . . . . .             .82            .88            .87
     Net realized and unrealized gain (loss) . . . . .             .26           (.25)          1.35
                                                           -----------     ----------     ----------
               Total from investment operations. . . .            1.08            .63           2.22
                                                           -----------     ----------     ----------
DISTRIBUTIONS FROM
     Net investment income . . . . . . . . . . . . . .            (.82)          (.85)          (.85)
     Net realized gains  . . . . . . . . . . . . . . .            (.14)          (.07)          (.09)
                                                           -----------     ----------     ----------
               Total distributions . . . . . . . . . .            (.96)          (.92)          (.94)
                                                           -----------     ----------     ----------
Total increase (decrease) in net asset value . . . . .             .12           (.29)          1.28
                                                           -----------     ----------     ----------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . .          $16.45         $16.33         $16.62
                                                           -----------     ----------     ----------
                                                           -----------     ----------     ----------

Total return * . . . . . . . . . . . . . . . . . . . .            6.90%          3.98%         14.86%
                                                           -----------     ----------     ----------
                                                           -----------     ----------     ----------
RATIOS TO AVERAGE NET ASSETS:
     Net investment income . . . . . . . . . . . . . .            5.11%          5.27%          5.35%
                                                           -----------     ----------     ----------
                                                           -----------     ----------     ----------
     Total expenses +. . . . . . . . . . . . . . . . .             .76%           .77%           .76%
                                                           -----------     ----------     ----------
                                                           -----------     ----------     ----------
     Net expenses. . . . . . . . . . . . . . . . . . .             .73%           .73%           .75%
                                                           -----------     ----------     ----------
                                                           -----------     ----------     ----------
Portfolio turnover . . . . . . . . . . . . . . . . . .              14%            24%            12%
                                                           -----------     ----------     ----------
                                                           -----------     ----------     ----------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . .         $50,194        $49,774        $60,203
                                                           -----------     ----------     ----------
                                                           -----------     ----------     ----------
Number of shares outstanding,
     ending (in thousands) . . . . . . . . . . . . . .           3,052          3,048          3,621
                                                           -----------     ----------     ----------
                                                           -----------     ----------     ----------

                                                                                  YEARS ENDED
                                                                         --------------------------------
                                                                           DECEMBER 31,     DECEMBER 31,
CLASS A SHARES                                                                 1994             1993
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .         $16.66         $15.83
                                                                         ------------    -----------
                                                                         ------------    -----------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income . . . . . . . . . . . . . . . . . . . . . .            .87            .86
     Net realized and unrealized gain (loss) . . . . . . . . . . . . .          (1.35)           .82
                                                                         ------------    -----------
               Total from investment operations. . . . . . . . . . . .           (.48)          1.68
                                                                         ------------    -----------
DISTRIBUTIONS FROM
     Net investment income . . . . . . . . . . . . . . . . . . . . . .           (.84)          (.85)
     Net realized gains. . . . . . . . . . . . . . . . . . . . . . . .             --             --
                                                                         ------------    -----------
               Total distributions . . . . . . . . . . . . . . . . . .           (.84)          (.85)
                                                                         ------------    -----------
Total increase (decrease) in net asset value . . . . . . . . . . . . .          (1.32)           .83
                                                                         ------------    -----------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .         $15.34         $16.66
                                                                         ------------    -----------
                                                                         ------------    -----------

Total return * . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (2.88%)         10.84%
                                                                         ------------    -----------
                                                                         ------------    -----------
RATIOS TO AVERAGE NET ASSETS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .          5.47%          5.25%
                                                                         ------------    -----------
                                                                         ------------    -----------
     Total expenses +. . . . . . . . . . . . . . . . . . . . . . . . .             --             --
                                                                         ------------    -----------
                                                                         ------------    -----------
     Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .           .73%           .72%
                                                                         ------------    -----------
                                                                         ------------    -----------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .            11%             5%
                                                                         ------------    -----------
                                                                         ------------    -----------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .        $64,215        $67,634
                                                                         ------------    -----------
                                                                         ------------    -----------
Number of shares outstanding,
     ending (in thousands) . . . . . . . . . . . . . . . . . . . . . .          4,185          4,060
                                                                         ------------    -----------
                                                                         ------------    -----------


 12 - CTFR VERMONT MUNICIPAL PORTFOLIO                 ANNUAL REPORT


                                       FINANCIAL HIGHLIGHTS

                                                                           PERIODS ENDED
                                                            ------------------------------------------
                                                            OCTOBER 29,    DECEMBER 31,   DECEMBER 31,
CLASS C SHARES                                                 1996           1995           1994(#)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . .          $16.42         $15.26         $16.40
INCOME FROM INVESTMENT OPERATIONS
     Net investment income . . . . . . . . . . . . . .             .45            .58            .51
     Net realized and unrealized gain (loss) . . . . .            (.39)          1.35          (1.06)
                                                            ----------    -----------    -----------
               Total from investment operations. . . .             .06           1.93           (.55)
                                                            ----------    -----------    -----------
DISTRIBUTIONS FROM
     Net investment income . . . . . . . . . . . . . .            (.44)          (.68)          (.59)
     Net realized gains. . . . . . . . . . . . . . . .              --           (.09)            --
                                                            ----------    -----------    -----------
               Total distributions . . . . . . . . . .            (.44)          (.77)          (.59)
                                                            ----------    -----------    -----------
Total increase (decrease) in net asset value . . . . .            (.38)          1.16          (1.14)
                                                            ----------    -----------    -----------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . .          $16.04         $16.42         $15.26
                                                            ----------    -----------    -----------
                                                            ----------    -----------    -----------

Total return * . . . . . . . . . . . . . . . . . . . .             .41%         12.88%         (2.94%)
                                                            ----------    -----------    -----------
                                                            ----------    -----------    -----------
RATIOS TO AVERAGE NET ASSETS:
     Net investment income . . . . . . . . . . . . . .            3.26%(a)       3.61%          3.87%(a)
                                                            ----------    -----------    -----------
                                                            ----------    -----------    -----------
     Total expenses +. . . . . . . . . . . . . . . . .            2.78%(a)       2.47%            --
                                                            ----------    -----------    -----------
                                                            ----------    -----------    -----------
     Net expenses. . . . . . . . . . . . . . . . . . .            2.74%(a)       2.46%          2.41%(a)
                                                            ----------    -----------    -----------
                                                            ----------    -----------    -----------
     Expenses reimbursed . . . . . . . . . . . . . . .              --             --           1.85%(a)
                                                            ----------    -----------    -----------
                                                            ----------    -----------    -----------
Portfolio turnover . . . . . . . . . . . . . . . . . .              19%            12%            11%
                                                            ----------    -----------    -----------
                                                            ----------    -----------    -----------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . .            $432           $394           $223
                                                            ----------    -----------    -----------
                                                            ----------    -----------    -----------
Number of shares outstanding,
     ending (in thousands) . . . . . . . . . . . . . .              27             24             15
                                                            ----------    -----------    -----------
                                                            ----------    -----------    -----------




(a)  ANNUALIZED
 *   TOTAL RETURN DOES NOT REFLECT DEDUCTION OF CLASS A FRONT-END SALES CHARGE.
 + EFFECTIVE DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE REDUCTION FOR FEES PAID INDIRECTLY; SUCH REDUCTIONS ARE INCLUDED IN THE RATIO OF NET EXPENSES.
 (#) FROM MARCH 1, 1994 INCEPTION.

 ANNUAL  REPORT                         CTFR VERMONT MUNICIPAL PORTFOLIO - 13

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                                  DECEMBER 31, 1997

                                ANNUAL

                                REPORT


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